UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21993

RevenueShares ETF Trust
(Exact name of registrant as specified in charter)

One Commerce Square,
2005 Market Street Suite 2020
Philadelphia, Pennsylvania			19103
(Address of principal executive offices)			(Zip code)

Vincent T. Lowry One Commerce Square, 2005 Market Street Suite 2020 Philadelphia, Pennsylvania 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-877-738-8870

Date of fiscal year end:	June 30

Date of reporting period:	July 1, 2010 - December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

RevenueShares™ ETF Trust
Semi-Annual Report to Shareholders

December 31, 2010

Would you prefer to receive materials like this electronically?
See inside front cover for details.

Receive investor materials electronically:

Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials. To enroll in electronic delivery,

1.	Go to www.icsdelivery.com

2.	Select the first letter of your brokerage firm’s name.

3.	From the list that follows, select your brokerage firm. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm.

4.	Complete the information requested, including the e-mail address where you would like to receive notifications for electronic documents.

Your information will be kept confidential and will not be used for any purpose other than electronic delivery. If you change your mind, you can cancel electronic delivery at any time and revert to physical delivery of your materials, Just go to www.icsdelivery.com, perform the first three steps above and follow the instructions for cancelling electronic delivery. If you have any questions, please contact your brokerage firm.

SHAREHOLDER EXPENSE EXAMPLES

As a shareholder of a RevenueShares ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from July 1, 2010 – December 31, 2010.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period†

RevenueShares Large Cap Fund
Actual	$1,000.00	$1,231.20	0.49%	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50

RevenueShares Mid Cap Fund
Actual	$1,000.00	$1,285.90	0.54%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75

RevenueShares Small Cap Fund
Actual	$1,000.00	$1,281.80	0.54%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75

RevenueShares Financials Sector Fund
Actual	$1,000.00	$1,180.30	0.49%	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	0.49%	$2.52

RevenueShares ADR Fund
Actual	$1,000.00	$1,267.10	0.49%	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50

RevenueShares Navellier Overall A-100 Fund
Actual	$1,000.00	$1,308.50	0.60%	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06

†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

FREQUENCY DISTRIBUTION OF PREMIUM AND DISCOUNT

(UNAUDITED)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of each Fund and the Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which the Funds issue and redeem shares in large blocks typically consisting of 50,000 shares or more. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint of the bid/ask at closing on the stock exchange which the shares of the Fund are listed for trading, as of the time the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage of the NAV) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV. A discount is the amount that a Fund is trading below the reported NAV.

The following information shows the frequency distributions of premiums and discounts for the Funds. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through the date of the most recent calendar quarter-end.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

RevenueShares Large Cap Fund					RevenueShares Mid Cap Fund
	Closing Bid/Ask Midpoint Above NAV		Closing Bid/Ask Midpoint Below NAV			Closing Bid/Ask Midpoint Above NAV		Closing Bid/Ask Midpoint Below NAV

Premium/ Discount Range	Number of Days	% of Total Days	Number of Days	% of Total Days	Premium/ Discount Range	Number of Days	% of Total Days	Number of Days	% of Total Days

0.00% - 0.249%	247	35.4%	329	47.1%	0.00% - 0.249%	296	42.2%	285	40.6%
0.25% - 0.499%	18	2.6%	29	4.1%	0.25% - 0.499%	12	1.7%	12	1.7%
0.50% - 0.749%	10	1.4%	8	1.2%	0.50% - 0.749%	14	2.0%	12	1.7%
0.75% - 0.999%	8	1.2%	10	1.4%	0.75% - 0.999%	7	1.0%	10	1.4%
1.00% or more	19	2.7%	20	2.9%	1.00% or more	26	3.7%	28	4.0%

Total	302	43.3%	396	56.7%	Total	355	50.6%	347	49.4%

RevenueShares Small Cap Fund					RevenueShares Financials Sector Fund

	Closing Bid/Ask Midpoint Above NAV		Closing Bid/Ask Midpoint Below NAV			Closing Bid/Ask Midpoint Above NAV		Closing Bid/Ask Midpoint Below NAV

Premium/ Discount Range	Number of Days	% of Total Days	Number of Days	% of Total Days	Premium/ Discount Range	Number of Days	% of Total Days	Number of Days	% of Total Days

0.00% - 0.249%	208	29.6%	360	51.3%	0.00% - 0.249%	210	40.5%	268	51.7%
0.25% - 0.499%	22	3.1%	17	2.4%	0.25% - 0.499%	1	0.2%	10	1.9%
0.50% - 0.749%	11	1.6%	17	2.4%	0.50% - 0.749%	3	0.6%	2	0.4%
0.75% - 0.999%	6	0.8%	9	1.3%	0.75% - 0.999%	2	0.4%	5	1.0%
1.00% or more	25	3.6%	27	3.9%	1.00% or more	10	1.9%	7	1.4%

Total	272	38.7%	430	61.3%	Total	226	43.6%	292	56.4%

RevenueShares ADR Fund					RevenueShares Navellier Overall A-100 Fund

	Closing Bid/Ask Midpoint Above NAV		Closing Bid/Ask Midpoint Below NAV			Closing Bid/Ask Midpoint Above NAV		Closing Bid/Ask Midpoint Below NAV

Premium/ Discount Range	Number of Days	% of Total Days	Number of Days	% of Total Days	Premium/ Discount Range	Number of Days	% of Total Days	Number of Days	% of Total Days

0.00% - 0.249%	206	40.2%	283	55.2%	0.00% - 0.249%	248	52.7%	180	38.3%
0.25% - 0.499%	1	0.2%	7	1.4%	0.25% - 0.499%	4	0.9%	13	2.7%
0.50% - 0.749%	3	0.6%	1	0.2%	0.50% - 0.749%	4	0.9%	16	3.4%
0.75% - 0.999%	1	0.2%	2	0.4%	0.75% - 0.999%	0	0.0%	4	0.9%
1.00% or more	5	1.0%	3	0.6%	1.00% or more	0	0.0%	1	0.2%

Total	216	42.2%	296	57.8%	Total	256	54.5%	214	45.5%

SCHEDULE OF INVESTMENTS SUMMARY TABLES
(UNAUDITED)

RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund

Industry	% of Net Assets	Industry	% of Net Assets	Industry	% of Net Assets

Automobiles & Components	2.1%	Automobiles & Components	0.9%	Automobiles & Components	0.6%
Banks	2.2	Banks	2.4	Banks	3.1
Capital Goods	8.8	Capital Goods	13.3	Capital Goods	11.2
Commercial & Professional Services	0.6	Commercial & Professional Services	4.0	Commercial & Professional Services	6.1
Consumer Durables & Apparel	1.1	Consumer Durables & Apparel	3.7	Consumer Durables & Apparel	5.7
Consumer Services	1.1	Consumer Services	3.0	Consumer Services	4.4
Diversified Financials	6.4	Diversified Financials	1.2	Diversified Financials	1.4
Energy	13.0	Energy	3.6	Energy	7.6
Food & Staples Retailing	9.5	Food & Staples Retailing	1.5	Food & Staples Retailing	3.7
Food, Beverage & Tobacco	4.5	Food, Beverage & Tobacco	3.0	Food, Beverage & Tobacco	2.4
Health Care Equipment & Services	8.4	Health Care Equipment & Services	10.2	Health Care Equipment & Services	10.3
Household & Personal Products	1.6	Household & Personal Products	0.9	Household & Personal Products	0.4
Insurance	6.1	Insurance	6.1	Insurance	2.5
Materials	3.5	Materials	8.8	Materials	5.0
Media	2.8	Media	0.7	Media	1.1
Pharmaceuticals, Biotechnology &		Pharmaceuticals, Biotechnology &		Pharmaceuticals, Biotechnology &
Life Sciences	3.6	Life Sciences	1.4	Life Sciences	1.3
Real Estate	0.3	Real Estate	1.9	Real Estate	1.5
Retailing	6.1	Retailing	7.1	Retailing	11.1
Semiconductors & Semiconductor		Semiconductors & Semiconductor		Semiconductors & Semiconductor
Equipment	1.2	Equipment	1.0	Equipment	2.2
Software & Services	3.7	Software & Services	4.0	Software & Services	3.8
Technology Hardware & Equipment	4.6	Technology Hardware & Equipment	11.7	Technology Hardware & Equipment	9.0
Telecommunication Services	3.3	Telecommunication Services	0.9	Telecommunication Services	0.5
Transportation	1.6	Transportation	2.8	Transportation	1.8
Utilities	3.8	Utilities	5.9	Utilities	3.3

Total Investments	99.9	Total Investments	100.0	Total Investments	100.0
Other Assets in Excess of Liabilities	0.1	Liabilities in Excess of Other Assets	— ‡	Liabilities in Excess of Other Assets	— ‡

Net Assets	100.0%	Net Assets	100.0%	Net Assets	100.0%

RevenueShares Financials Sector Fund		RevenueShares ADR Fund		RevenueShares Navellier Overall A-100 Fund

Industry	% of Net Assets	Industry	% of Net Assets	Industry	% of Net Assets

Capital Markets	10.6%	Automobiles & Components	5.5%	Automobiles & Components	15.8%
Commercial Banks	14.4	Banks	12.7	Banks	4.9
Consumer Finance	4.4	Capital Goods	4.1	Capital Goods	17.3
Diversified Financial Services	27.6	Consumer Durables & Apparel	2.8	Commercial & Professional Services	0.7
Insurance	40.1	Consumer Services	0.3	Consumer Durables & Apparel	3.7
Paper & Forest Products	0.5	Diversified Financials	5.9	Consumer Services	6.0
Real Estate Investment Trusts	1.8	Energy	29.8	Energy	1.0
Real Estate Management &		Food & Staples Retailing	0.5	Food, Beverage & Tobacco	1.8
Development	0.4	Food, Beverage & Tobacco	2.9	Health Care Equipment & Services	0.6
Thrifts & Mortgage Finance	0.3	Health Care Equipment & Services	0.3	Household & Personal Products	1.9

Total Investments	100.1	Insurance	5.6	Materials	5.3
Liabilities in Excess of Other		Materials	6.3	Media	0.6
Assets	(0.1)	Media	0.8	Pharmaceuticals, Biotechnology &

		Pharmaceuticals, Biotechnology &		Life Sciences	3.6
Net Assets	100.0%	Life Sciences	3.1	Real Estate	0.3

		Real Estate	0.2	Retailing	15.0
		Semiconductors & Semiconductor		Semiconductors & Semiconductor
		Equipment	0.5	Equipment	5.0
		Software & Services	0.3	Software & Services	7.2
		Technology Hardware & Equipment 4.9		Technology Hardware & Equipment 5.0
		Telecommunication Services	10.6	Telecommunication Services	0.5
		Transportation	0.3	Transportation	3.6
		Utilities	2.5	Utilities	0.4

		Total Investments	99.9	Total Investments	100.2
		Other Assets in Excess of Liabilities	0.1	Liabilities in Excess of Other Assets	(0.2)

		Net Assets	100.0%	Net Assets	100.0%

‡	More than (0.05)%

SCHEDULE OF INVESTMENTS
REVENUESHARES LARGE CAP FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS—99.9%
Automobiles & Components—2.1%
Ford Motor Co.*	166,498	$2,795,502
Goodyear Tire & Rubber Co.*	33,004	391,097
Harley-Davidson, Inc.	2,900	100,543
Johnson Controls, Inc.	18,212	695,698

Total Automobiles & Components		3,982,840

Banks—2.2%
BB&T Corp.	8,611	226,383
Comerica, Inc.	1,377	58,164
Fifth Third Bancorp	10,398	152,643
First Horizon National Corp.*	3,668	43,209
Hudson City Bancorp, Inc.	4,972	63,343
Huntington Bancshares, Inc.	10,006	68,741
KeyCorp	13,570	120,095
M&T Bank Corp.	946	82,349
Marshall & Ilsley Corp.	11,135	77,054
People’s United Financial, Inc.	1,679	23,523
PNC Financial Services Group, Inc.	6,146	373,185
Regions Financial Corp.	25,948	181,636
SunTrust Banks, Inc.	7,485	220,882
U.S. Bancorp	16,232	437,777
Wells Fargo & Co.	65,252	2,022,160
Zions Bancorporation	2,647	64,137

Total Banks		4,215,281

Capital Goods—8.8%
3M Co.	6,375	550,163
Boeing Co.	21,396	1,396,303
Caterpillar, Inc.	8,575	803,134
Cummins, Inc.	2,441	268,534
Danaher Corp.	5,792	273,209
Deere & Co.	6,036	501,290
Dover Corp.	2,440	142,618
Eaton Corp.	2,793	283,517
Emerson Electric Co.	7,495	428,489
Fastenal Co.	770	46,131
Flowserve Corp.	733	87,388
Fluor Corp.	7,065	468,127
General Dynamics Corp.	9,494	673,694
General Electric Co.	177,422	3,245,048
Goodrich Corp.	1,648	145,139
Honeywell International, Inc.	12,951	688,475
Illinois Tool Works, Inc.	6,290	335,886
Ingersoll-Rand PLC	6,356	299,304
ITT Corp.	4,510	235,016
Jacobs Engineering Group, Inc.*	4,896	224,482
L-3 Communications Holdings, Inc.	4,582	322,985
Lockheed Martin Corp.	13,923	973,357
Masco Corp.	12,159	153,933
Northrop Grumman Corp.	11,379	737,132
PACCAR, Inc.	3,507	201,372
Pall Corp.	993	49,233
Parker Hannifin Corp.	2,286	197,282
Precision Castparts Corp.	846	117,772
Quanta Services, Inc.*	3,994	79,560
Raytheon Co.	11,406	528,554
Rockwell Automation, Inc.	1,339	96,020
Rockwell Collins, Inc.	1,646	95,896
Roper Industries, Inc.	612	46,775

Snap-On, Inc.	955	54,034
Textron, Inc.	8,961	211,838
Tyco International Ltd.	8,576	355,389
United Technologies Corp.	14,255	1,122,154
W.W. Grainger, Inc.	1,090	150,540

Total Capital Goods		16,589,773

Commercial & Professional Services—0.6%
Avery Dennison Corp.	3,225	136,547
Cintas Corp.	2,616	73,144
Dun & Bradstreet Corp.	435	35,709
Equifax, Inc.	1,102	39,231
Iron Mountain, Inc.	2,628	65,726
Monster Worldwide, Inc.*	695	16,423
Pitney Bowes, Inc.	4,751	114,879
R.R. Donnelley & Sons Co.	11,872	207,404
Republic Services, Inc.	5,515	164,678
Robert Half International, Inc.	2,092	64,015
Stericycle, Inc.*	359	29,050
Waste Management, Inc.	7,063	260,413

Total Commercial & Professional Services		1,207,219

Consumer Durables & Apparel—1.1%
Coach, Inc.	1,250	69,138
D.R. Horton, Inc.	8,192	97,731
Fortune Brands, Inc.	2,150	129,537
Harman International Industries, Inc.*	1,375	63,663
Hasbro, Inc.	1,746	82,376
Leggett & Platt, Inc.	3,070	69,873
Lennar Corp., Class A	3,664	68,700
Mattel, Inc.	4,609	117,207
Newell Rubbermaid, Inc.	6,766	123,006
Nike, Inc., Class B	4,361	372,517
Polo Ralph Lauren Corp.	909	100,826
Pulte Group, Inc.*	15,114	113,657
Stanley Black & Decker, Inc.	2,284	152,731
VF Corp.	1,787	154,004
Whirlpool Corp.	4,433	393,783

Total Consumer Durables & Apparel		2,108,749

Consumer Services—1.1%
Apollo Group, Inc., Class A*	2,543	100,423
Carnival Corp.	6,670	307,554
Darden Restaurants, Inc.	3,104	144,150
DeVry, Inc.	845	40,543
H&R Block, Inc.	5,949	70,853
International Game Technology	2,532	44,791
Marriott International, Inc., Class A	5,686	236,196
McDonald’s Corp.	6,446	494,795
Starbucks Corp.	6,638	213,279
Starwood Hotels & Resorts
Worldwide, Inc.	1,713	104,116
Wyndham Worldwide Corp.	2,623	78,585
Wynn Resorts Ltd.	782	81,203
Yum! Brands, Inc.	4,679	229,505

Total Consumer Services		2,145,993

Diversified Financials—6.4%
American Express Co.	13,138	563,883
Ameriprise Financial, Inc.	3,578	205,914
Bank of America Corp.	229,670	3,063,798

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES LARGE CAP FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

Diversified Financials (continued)
Bank of New York Mellon Corp.	9,911	$299,312
Capital One Financial Corp.	9,089	386,828
Charles Schwab Corp.	5,349	91,521
Citigroup, Inc.*	454,298	2,148,830
CME Group, Inc., Class A	192	61,776
Discover Financial Services	8,325	154,262
E*Trade Financial Corp.*	3,169	50,704
Federated Investors, Inc., Class B	765	20,020
Franklin Resources, Inc.	1,019	113,323
Goldman Sachs Group, Inc.	5,702	958,848
IntercontinentalExchange, Inc.*	202	24,068
Invesco Ltd.	3,206	77,136
Janus Capital Group, Inc.	1,676	21,738
JPMorgan Chase & Co.	56,200	2,384,004
Legg Mason, Inc.	1,501	54,441
Leucadia National Corp.	893	26,058
Moody’s Corp.	1,451	38,510
Morgan Stanley	28,200	767,322
NASDAQ OMX Group, Inc.*	2,896	68,664
Northern Trust Corp.	1,554	86,107
NYSE Euronext	3,163	94,827
SLM Corp.*	11,110	139,875
State Street Corp.	4,943	229,059
T. Rowe Price Group, Inc.	758	48,921

Total Diversified Financials		12,179,749

Energy—13.0%
Anadarko Petroleum Corp.	3,181	242,265
Apache Corp.	2,019	240,725
Baker Hughes, Inc.	4,704	268,928
Cabot Oil & Gas Corp.	443	16,768
Cameron International Corp.*	2,386	121,042
Chesapeake Energy Corp.	8,909	230,832
Chevron Corp.	43,598	3,978,318
ConocoPhillips	53,034	3,611,615
Consol Energy, Inc.	2,384	116,196
Denbury Resources, Inc.*	1,585	30,258
Devon Energy Corp.	2,804	220,142
Diamond Offshore Drilling, Inc.	1,052	70,347
El Paso Corp.	7,401	101,838
EOG Resources, Inc.	1,298	118,650
EQT Corp.	620	27,801
Exxon Mobil Corp.	94,266	6,892,730
FMC Technologies, Inc.*	1,012	89,977
Halliburton Co.	8,327	339,991
Helmerich & Payne, Inc.	727	35,245
Hess Corp.	9,397	719,246
Marathon Oil Corp.	37,740	1,397,512
Massey Energy Co.	1,194	64,058
Murphy Oil Corp.	6,657	496,279
Nabors Industries Ltd.*	3,364	78,919
National Oilwell Varco, Inc.	3,934	264,562
Newfield Exploration Co.*	2,518	181,573
Noble Energy, Inc.	774	66,626
Occidental Petroleum Corp.	4,213	413,295
Peabody Energy Corp.	2,208	141,268
Pioneer Natural Resources Co.	478	41,500
QEP Resources, Inc.	1,295	47,021
Range Resources Corp.	479	21,545
Rowan Cos., Inc.*	1,088	37,982

Schlumberger Ltd.	6,080	507,680
Southwestern Energy Co.*	1,462	54,723
Spectra Energy Corp.	4,041	100,985
Sunoco, Inc.	17,702	713,568
Tesoro Corp.*	23,666	438,768
Valero Energy Corp.	77,686	1,796,100
Williams Cos., Inc.	8,187	202,383

Total Energy		24,539,261

Food & Staples Retailing—9.5%
Costco Wholesale Corp.	22,383	1,616,276
CVS Caremark Corp.	59,997	2,086,096
Kroger Co.	74,305	1,661,460
Safeway, Inc.	40,119	902,276
SUPERVALU, Inc.	102,946	991,370
Sysco Corp.	25,411	747,083
Walgreen Co.	37,773	1,471,636
Wal-Mart Stores, Inc.	154,558	8,335,313
Whole Foods Market, Inc.*	3,706	187,487

Total Food & Staples Retailing		17,998,997

Food, Beverage & Tobacco—4.5%
Altria Group, Inc.	14,154	348,471
Archer-Daniels-Midland Co.	42,281	1,271,812
Brown-Forman Corp., Class B	743	51,728
Campbell Soup Co.	4,627	160,788
Coca-Cola Co.	10,283	676,313
Coca-Cola Enterprises, Inc.	14,156	354,325
ConAgra Foods, Inc.	11,579	261,454
Constellation Brands, Inc., Class A*	3,292	72,918
Dean Foods Co.*	30,140	266,438
Dr Pepper Snapple Group, Inc.	3,103	109,101
General Mills, Inc.	8,567	304,899
H.J. Heinz Co.	4,293	212,332
Hershey Co.	2,480	116,932
Hormel Foods Corp.	2,792	143,118
J.M. Smucker Co.	1,465	96,177
Kellogg Co.	5,146	262,858
Kraft Foods, Inc., Class A	31,252	984,750
Lorillard, Inc.	1,009	82,799
McCormick & Co., Inc.	1,452	67,562
Molson Coors Brewing Co., Class B	1,385	69,513
PepsiCo, Inc.	16,800	1,097,544
Philip Morris International, Inc.	9,503	556,211
Reynolds American, Inc.	5,543	180,813
Sara Lee Corp.	13,959	244,422
Tyson Foods, Inc., Class A	34,242	589,647

Total Food, Beverage & Tobacco		8,582,925

Health Care Equipment & Services—8.4%
Aetna, Inc.	23,154	706,429
AmerisourceBergen Corp., Class A	50,883	1,736,128
Baxter International, Inc.	5,285	267,527
Becton Dickinson & Co.	1,897	160,334
Boston Scientific Corp.*	23,093	174,814
C.R. Bard, Inc.	650	59,651
Cardinal Health, Inc.	55,253	2,116,742
CareFusion Corp.*	3,381	86,892
Cerner Corp.*	412	39,033
CIGNA Corp.	11,335	415,541
Coventry Health Care, Inc.*	9,286	245,150

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES LARGE CAP FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

Health Care Equipment & Services (continued)
DaVita, Inc.*	1,878	$130,502
DENTSPLY International, Inc.	1,365	46,642
Express Scripts, Inc.*	16,021	865,935
Hospira, Inc.*	1,482	82,533
Humana, Inc.*	12,178	666,624
Intuitive Surgical, Inc.*	115	29,641
Laboratory Corp. of America
Holdings*	1,212	106,559
McKesson Corp.	33,407	2,351,185
Medco Health Solutions, Inc.*	21,166	1,296,841
Medtronic, Inc.	8,892	329,804
Patterson Cos., Inc.	2,242	68,672
Quest Diagnostics, Inc.	3,008	162,342
St. Jude Medical, Inc.*	2,552	109,098
Stryker Corp.	2,813	151,058
Tenet Healthcare Corp.*	29,333	196,238
UnitedHealth Group, Inc.	51,749	1,868,656
Varian Medical Systems, Inc.*	725	50,228
WellPoint, Inc.*	21,471	1,220,841
Zimmer Holdings, Inc.*	1,670	89,646

Total Health Care Equipment & Services		15,831,286

Household & Personal Products—1.6%
Avon Products, Inc.	7,774	225,912
Clorox Co.	1,820	115,170
Colgate-Palmolive Co.	4,118	330,964
Estee Lauder Cos., Inc., Class A	2,077	167,614
Kimberly-Clark Corp.	6,649	419,153
Mead Johnson Nutrition Co., Class A	1,031	64,180
Procter & Gamble Co.	25,683	1,652,187

Total Household & Personal Products		2,975,180

Insurance—6.1%
ACE Ltd.	5,431	338,080
Aflac, Inc.	7,452	420,516
Allstate Corp.	20,993	669,257
American International Group, Inc.*	31,948	1,840,844
AON Corp.	3,587	165,038
Assurant, Inc.	4,632	178,425
Berkshire Hathaway, Inc., Class B*	33,684	2,698,425
Chubb Corp.	4,662	278,042
Cincinnati Financial Corp.	2,571	81,475
Genworth Financial, Inc., Class A*	15,781	207,362
Hartford Financial Services Group, Inc.	18,487	489,721
Lincoln National Corp.	7,603	211,439
Loews Corp.	7,886	306,844
Marsh & McLennan Cos., Inc.	8,279	226,348
MetLife, Inc.	24,706	1,097,935
Principal Financial Group, Inc.	5,885	191,615
Progressive Corp.	14,926	296,580
Prudential Financial, Inc.	14,270	837,792
Torchmark Corp.	1,110	66,311
Travelers Cos., Inc.	9,468	527,462
Unum Group	8,755	212,046
XL Group PLC, Class A	6,094	132,971

Total Insurance		11,474,528

Materials—3.5%
Air Products & Chemicals, Inc.	2,072	188,448
Airgas, Inc.	1,275	79,637

AK Steel Holding Corp.	8,185	133,988
Alcoa, Inc.	30,087	463,039
Allegheny Technologies, Inc.	1,468	81,004
Ball Corp.	2,326	158,284
Bemis Co., Inc.	2,823	92,199
CF Industries Holdings, Inc.	566	76,495
Cliffs Natural Resources, Inc.	1,133	88,385
Dow Chemical Co.	31,894	1,088,861
E.I. Du Pont de Nemours & Co.	13,060	651,433
Eastman Chemical Co.	1,637	137,639
Ecolab, Inc.	2,567	129,428
FMC Corp.	791	63,193
Freeport-McMoRan Copper
& Gold, Inc.	3,235	388,491
International Flavors &
Fragrances, Inc.	972	54,034
International Paper Co.	19,163	522,000
MeadWestvaco Corp.	4,934	129,073
Monsanto Co.	3,569	248,545
Newmont Mining Corp.	3,192	196,085
Nucor Corp.	7,262	318,221
Owens-Illinois, Inc.*	4,742	145,579
PPG Industries, Inc.	3,411	286,763
Praxair, Inc.	2,212	211,180
Sealed Air Corp.	3,772	95,997
Sigma-Aldrich Corp.	710	47,258
Titanium Metals Corp.*	999	17,163
United States Steel Corp.	6,323	369,390
Vulcan Materials Co.	1,194	52,966
Weyerhaeuser Co. (a)	7,339	138,927

Total Materials		6,653,705

Media—2.8%
Cablevision Systems Corp., Class A	928	31,403
CBS Corp., Class B	15,902	302,933
Comcast Corp., Class A	36,368	799,005
DIRECTV, Class A*	12,135	484,551
Discovery Communications, Inc.,
Class A*	1,849	77,103
Gannett Co., Inc.	7,324	110,519
Interpublic Group of Cos., Inc.*	11,820	125,528
McGraw-Hill Cos., Inc.	3,475	126,525
Meredith Corp.	801	27,755
News Corp., Class A	46,848	682,107
Omnicom Group, Inc.	5,446	249,427
Scripps Networks Interactive, Inc.,
Class A	776	40,158
Time Warner Cable, Inc.	6,001	396,246
Time Warner, Inc.	17,338	557,763
Viacom, Inc., Class B	7,147	283,093
Walt Disney Co.	21,357	801,101
Washington Post Co., Class B	242	106,359

Total Media		5,201,576

Pharmaceuticals, Biotechnology & Life Sciences—3.6%
Abbott Laboratories	14,872	712,517
Allergan, Inc.	1,455	99,915
Amgen, Inc.*	5,797	318,255
Biogen IDEC, Inc.*	1,464	98,161
Bristol-Myers Squibb Co.	15,354	406,574
Celgene Corp.*	1,219	72,092

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES LARGE CAP FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

Pharmaceuticals, Biotechnology & Life Sciences (continued)
Cephalon, Inc.*	867	$53,511
Eli Lilly & Co.	13,557	475,037
Forest Laboratories, Inc.*	2,562	81,933
Genzyme Corp.*	1,258	89,570
Gilead Sciences, Inc.*	4,502	163,152
Johnson & Johnson	20,987	1,298,046
Life Technologies Corp.*	1,374	76,257
Merck & Co., Inc.	25,315	912,353
Mylan, Inc.*	5,614	118,624
PerkinElmer, Inc.	1,517	39,169
Pfizer, Inc.	80,727	1,413,530
Thermo Fisher Scientific, Inc.*	4,071	225,370
Waters Corp.*	415	32,250
Watson Pharmaceuticals, Inc.*	1,448	74,789

Total Pharmaceuticals, Biotechnology
& Life Sciences		6,761,105

Real Estate—0.3%
Apartment Investment &
Management Co., Class A (a)	954	24,651
AvalonBay Communities, Inc. (a)	167	18,796
Boston Properties, Inc. (a)	389	33,493
CB Richard Ellis Group, Inc., Class A*	4,872	99,779
Equity Residential (a)	833	43,274
HCP, Inc. (a)	738	27,151
Health Care REIT, Inc. (a)	299	14,244
Host Hotels & Resorts, Inc. (a)	5,150	92,031
Kimco Realty Corp. (a)	1,149	20,728
Plum Creek Timber Co., Inc. (a)	578	21,646
ProLogis (a)	1,567	22,627
Public Storage (a)	344	34,888
Simon Property Group, Inc. (a)	840	83,572
Ventas, Inc. (a)	420	22,042
Vornado Realty Trust (a)	724	60,331

Total Real Estate		619,253

Retailing—6.1%
Abercrombie & Fitch Co., Class A	1,134	65,352
Amazon.com, Inc.*	3,684	663,120
Autonation, Inc.*	9,338	263,332
AutoZone, Inc.*	565	154,013
Bed Bath & Beyond, Inc.*	3,274	160,917
Best Buy Co., Inc.	23,846	817,679
Big Lots, Inc.*	3,387	103,168
Carmax, Inc.*	4,238	135,108
Expedia, Inc.	2,559	64,205
Family Dollar Stores, Inc.	3,250	161,558
Gamestop Corp., Class A*	8,570	196,082
Gap, Inc.	13,769	304,846
Genuine Parts Co.	4,433	227,590
Home Depot, Inc.	39,804	1,395,528
JC Penney Co., Inc.	11,239	363,132
Kohl’s Corp.*	6,514	353,971
Lowe’s Cos., Inc.	39,092	980,427
Ltd. Brands, Inc.	5,755	176,851
Macy’s, Inc.	19,624	496,487
NetFlix, Inc.*	1,392	244,574
Nordstrom, Inc.	4,165	176,513
O’Reilly Automotive, Inc.*	1,791	108,212
priceline.com, Inc.*	151	60,332

RadioShack Corp.	4,780	88,382
Ross Stores, Inc.	2,255	142,629
Sears Holdings Corp.*	13,482	994,298
Sherwin-Williams Co.	1,995	167,081
Staples, Inc.	22,475	511,756
Target Corp.	22,882	1,375,895
Tiffany & Co.	844	52,556
TJX Cos., Inc.	9,265	411,273
Urban Outfitters, Inc.*	1,051	37,636

Total Retailing		11,454,503

Semiconductors & Semiconductor Equipment—1.2%
Advanced Micro Devices, Inc.*	16,381	133,997
Altera Corp.	951	33,836
Analog Devices, Inc.	1,379	51,947
Applied Materials, Inc.	12,849	180,528
Broadcom Corp., Class A	2,826	123,072
First Solar, Inc.*	398	51,796
Intel Corp.	41,293	868,392
KLA-Tencor Corp.	814	31,453
Linear Technology Corp.	608	21,031
LSI Corp.*	8,928	53,479
MEMC Electronic Materials, Inc.*	3,063	34,489
Microchip Technology, Inc.	508	17,379
Micron Technology, Inc.*	18,604	149,204
National Semiconductor Corp.	1,986	27,327
Novellus Systems, Inc.*	722	23,335
NVIDIA Corp.*	4,019	61,893
Teradyne, Inc.*	2,317	32,531
Texas Instruments, Inc.	8,532	277,290
Xilinx, Inc.	1,197	34,689

Total Semiconductors &
Semiconductor Equipment		2,207,668

Software & Services—3.7%
Adobe Systems, Inc.*	2,652	81,629
Akamai Technologies, Inc.*	412	19,385
Autodesk, Inc.*	945	36,099
Automatic Data Processing, Inc.	3,932	181,973
BMC Software, Inc.*	822	38,749
CA, Inc.	3,626	88,619
Citrix Systems, Inc.*	549	37,557
Cognizant Technology
Solutions Corp., Class A*	1,252	91,759
Computer Sciences Corp.	7,085	351,416
Compuware Corp.*	1,638	19,115
eBay, Inc.*	6,196	172,435
Electronic Arts, Inc.*	4,660	76,331
Fidelity National Information
Services, Inc.	3,870	105,999
Fiserv, Inc.*	1,452	85,029
Google, Inc., Class A*	967	574,369
International Business Machines Corp.	14,126	2,073,132
Intuit, Inc.*	1,459	71,929
Mastercard, Inc., Class A	449	100,625
McAfee, Inc.*	904	41,864
Microsoft Corp.	45,431	1,268,434
Novell, Inc.*	2,839	16,807
Oracle Corp.	16,524	517,201
Paychex, Inc.	1,319	40,770
Red Hat, Inc.*	315	14,380

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES LARGE CAP FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

Software & Services (continued)
SAIC, Inc.*	14,419	$228,685
Salesforce.com, Inc.*	190	25,080
Symantec Corp.*	7,152	119,724
Total System Services, Inc.	2,281	35,082
VeriSign, Inc.	486	15,878
Visa, Inc., Class A	2,007	141,253
Western Union Co.	5,700	105,849
Yahoo!, Inc.*	8,123	135,085

Total Software & Services		6,912,242

Technology Hardware & Equipment—4.6%
Agilent Technologies, Inc.*	2,710	112,275
Amphenol Corp., Class A	1,320	69,670
Apple, Inc.*	3,701	1,193,795
Cisco Systems, Inc.*	40,067	810,555
Corning, Inc.	6,889	133,095
Dell, Inc.*	79,983	1,083,770
EMC Corp.*	14,991	343,294
F5 Networks, Inc.*	389	50,632
FLIR Systems, Inc.*	910	27,073
Harris Corp.	2,280	103,284
Hewlett-Packard Co.	61,626	2,594,455
Jabil Circuit, Inc.	15,347	308,321
JDS Uniphase Corp.*	1,861	26,947
Juniper Networks, Inc.*	2,216	81,815
Lexmark International, Inc., Class A*	2,341	81,514
Molex, Inc.	2,427	55,141
Motorola, Inc.*	51,749	469,363
NetApp, Inc.*	1,361	74,801
QLogic Corp.*	580	9,872
QUALCOMM, Inc.	4,527	224,041
SanDisk Corp.*	1,977	98,573
Tellabs, Inc.	4,993	33,853
Teradata Corp.*	911	37,497
Western Digital Corp.*	5,497	186,348
Xerox Corp.	34,645	399,110

Total Technology Hardware & Equipment		8,609,094

Telecommunication Services—3.3%
American Tower Corp., Class A*	779	40,227
AT&T, Inc.	89,443	2,627,835
CenturyLink, Inc.	3,289	151,853
Frontier Communications Corp.	6,571	63,936
MetroPCS Communications, Inc.*	6,516	82,297
Qwest Communications
International, Inc.	33,019	251,275
Sprint Nextel Corp.*	152,417	644,724
Verizon Communications, Inc.	65,332	2,337,579
Windstream Corp.	5,087	70,913

Total Telecommunication Services		6,270,639

Transportation—1.6%
CH Robinson Worldwide, Inc.	2,393	191,895
CSX Corp.	3,330	215,151

Expeditors International of
Washington, Inc.	2,096	114,441
FedEx Corp.	7,303	679,252
Norfolk Southern Corp.	3,118	195,873
Ryder System, Inc.	2,262	119,072
Southwest Airlines Co.	18,934	245,763
Union Pacific Corp.	3,694	342,286
United Parcel Service, Inc., Class B	13,855	1,005,596

Total Transportation		3,109,329

Utilities—3.8%
AES Corp.*	29,376	357,800
Allegheny Energy, Inc.	3,480	84,355
Ameren Corp.	5,461	153,946
American Electric Power Co., Inc.	8,228	296,044
CenterPoint Energy, Inc.	11,685	183,688
CMS Energy Corp.	6,999	130,181
Consolidated Edison, Inc.	5,688	281,954
Constellation Energy Group, Inc.	10,546	323,024
Dominion Resources, Inc.	7,250	309,720
DTE Energy Co.	3,819	173,077
Duke Energy Corp.	16,508	294,008
Edison International	6,707	258,890
Entergy Corp.	3,380	239,406
Exelon Corp.	9,316	387,918
FirstEnergy Corp.	7,606	281,574
Integrys Energy Group, Inc.	2,320	112,543
Nextera Energy, Inc.	6,209	322,806
Nicor, Inc.	1,145	57,158
NiSource, Inc.	7,618	134,229
Northeast Utilities	3,259	103,897
NRG Energy, Inc.*	10,165	198,624
Oneok, Inc.	5,109	283,396
Pepco Holdings, Inc.	9,288	169,506
PG&E Corp.	6,041	289,002
Pinnacle West Capital Corp.	1,664	68,973
PPL Corp.	6,859	180,529
Progress Energy, Inc.	4,839	210,400
Public Service Enterprise
Group, Inc.	8,151	259,283
SCANA Corp.	2,335	94,801
Sempra Energy	3,661	192,129
Southern Co.	9,397	359,247
TECO Energy, Inc.	4,196	74,689
Wisconsin Energy Corp.	1,485	87,407
Xcel Energy, Inc.	9,131	215,035

Total Utilities		7,169,239

Total Investments—99.9%
(Cost $166,142,775)		188,800,134

Other Assets in Excess of
Liabilities—0.1%		142,827

Net Assets—100.0%		$188,942,961

*	Non-income producing security

(a)	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
REVENUESHARES MID CAP FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS—100.0%
Automobiles & Components—0.9%
BorgWarner, Inc.*	11,407	$825,411
Gentex Corp.	3,782	111,796
Thor Industries, Inc.	9,512	323,027

Total Automobiles & Components		1,260,234

Banks—2.4%
Associated Banc-Corp.	11,376	172,346
Astoria Financial Corp.	10,358	144,080
Bancorpsouth, Inc.	8,165	130,232
Bank of Hawaii Corp.	2,332	110,094
Cathay General Bancorp	4,597	76,770
City National Corp.	2,653	162,788
Commerce Bancshares, Inc.	4,161	165,317
Cullen/Frost Bankers, Inc.	2,219	135,625
East West Bancorp, Inc.	7,540	147,407
First Niagara Financial Group, Inc.	9,085	127,008
FirstMerit Corp.	5,358	106,035
Fulton Financial Corp.	14,239	147,231
International Bancshares Corp.	4,968	99,509
New York Community Bancorp, Inc.	18,178	342,655
NewAlliance Bancshares, Inc.	4,141	62,032
PacWest Bancorp	2,457	52,531
Prosperity Bancshares, Inc.	1,715	67,365
SVB Financial Group*	1,893	100,424
Synovus Financial Corp.	99,780	263,419
TCF Financial Corp.	14,160	209,710
Trustmark Corp.	3,427	85,127
Valley National Bancorp	7,920	113,256
Washington Federal, Inc.	6,938	117,391
Webster Financial Corp.	7,355	144,893
Westamerica Bancorporation	753	41,769

Total Banks		3,325,014

Capital Goods—13.3%
Acuity Brands, Inc.	3,869	223,125
Aecom Technology Corp.*	32,134	898,788
AGCO Corp.*	19,640	994,962
Alliant Techsystems, Inc.*	8,914	663,469
AMETEK, Inc.	8,260	324,205
Baldor Electric Co.	3,721	234,572
BE Aerospace, Inc.*	7,343	271,911
Bucyrus International, Inc., Class A	4,886	436,808
Carlisle Cos., Inc.	8,987	357,143
Crane Co.	7,888	323,960
Donaldson Co., Inc.	4,385	255,558
Gardner Denver, Inc.	3,720	256,010
GATX Corp.	4,623	163,100
Graco, Inc.	2,511	99,059
Granite Construction, Inc.	8,836	242,372
Harsco Corp.	15,897	450,203
Hubbell, Inc., Class B	5,871	353,023
IDEX Corp.	5,244	205,145
Joy Global, Inc.	6,119	530,823
KBR, Inc.	51,746	1,576,701
Kennametal, Inc.	6,440	254,122
Lennox International, Inc.	9,378	443,486
Lincoln Electric Holdings, Inc.	4,326	282,358
MSC Industrial Direct Co., Class A	3,527	228,162
Nordson Corp.	1,620	148,846

Oshkosh Corp.*	37,098	1,307,334
Pentair, Inc.	11,864	433,155
Regal-Beloit Corp.	4,657	310,901
Shaw Group, Inc.*	29,327	1,003,863
SPX Corp.	9,810	701,317
Terex Corp.*	21,843	678,007
Thomas & Betts Corp.*	5,910	285,453
Timken Co.	11,265	537,679
Trinity Industries, Inc.	11,602	308,729
United Rentals, Inc.*	13,853	315,156
URS Corp.*	29,394	1,223,084
Valmont Industries, Inc.	3,010	267,077
Wabtec Corp.	4,019	212,565
Watsco, Inc.	6,167	389,014
Woodward Governor Co.	5,328	200,120

Total Capital Goods		18,391,365

Commercial & Professional Services—4.0%
Brink’s Co.	16,893	454,084
Clean Harbors, Inc.*	3,010	253,081
Copart, Inc.*	3,159	117,989
Corporate Executive Board Co.	1,641	61,619
Corrections Corp. of America*	9,773	244,911
Deluxe Corp.	9,163	210,932
FTI Consulting, Inc.*	5,549	206,867
Herman Miller, Inc.	8,115	205,309
HNI Corp.	7,698	240,178
Korn/Ferry International*	3,416	78,944
Manpower, Inc.	41,230	2,587,595
Mine Safety Appliances Co.	4,305	134,015
Navigant Consulting, Inc.*	10,480	96,416
Rollins, Inc.	8,215	162,246
Towers Watson & Co., Class A	5,512	286,955
Waste Connections, Inc.	6,795	187,066

Total Commercial & Professional Services		5,528,207

Consumer Durables & Apparel—3.7%
American Greetings Corp., Class A	10,486	232,370
Deckers Outdoor Corp.*	1,644	131,092
Eastman Kodak Co.*	58,310	312,542
Fossil, Inc.*	3,639	256,477
Hanesbrands, Inc.*	22,926	582,320
KB Home	20,557	277,314
MDC Holdings, Inc.	5,427	156,135
Mohawk Industries, Inc.*	13,345	757,462
NVR, Inc.*	679	469,203
Phillips-Van Heusen Corp.	4,971	313,223
Polaris Industries, Inc.	3,444	268,701
Ryland Group, Inc.	11,019	187,653
Timberland Co., Class A*	7,564	185,999
Toll Brothers, Inc.*	12,050	228,950
Tupperware Brands Corp.	6,848	326,444
Under Armour, Inc., Class A*	2,365	129,697
Warnaco Group, Inc.*	5,633	310,209

Total Consumer Durables & Apparel		5,125,791

Consumer Services—3.0%
Bally Technologies, Inc.*	2,636	111,213
Bob Evans Farms, Inc.	7,278	239,883
Boyd Gaming Corp.*	29,131	308,789
Brinker International, Inc.	20,235	422,507

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES MID CAP FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

Consumer Services (continued)
Career Education Corp.*	14,828	$307,384
Cheesecake Factory, Inc.*	7,239	221,948
Chipotle Mexican Grill, Inc., Class A*	1,104	234,777
International Speedway Corp.,
Class A	3,701	96,855
ITT Educational Services, Inc.*	3,583	228,201
Life Time Fitness, Inc.*	3,113	127,602
Matthews International Corp., Class A	3,320	116,133
Panera Bread Co., Class A*	2,078	210,314
Regis Corp.	18,282	303,481
Scientific Games Corp., Class A*	14,169	141,123
Service Corp. International	36,628	302,181
Sotheby’s	2,157	97,065
Strayer Education, Inc.	558	84,939
Wendy’s/Arby’s Group, Inc., Class A	104,377	482,222
WMS Industries, Inc.*	2,345	106,088

Total Consumer Services		4,142,705

Diversified Financials—1.2%
Affiliated Managers Group, Inc.*	1,788	177,405
Apollo Investment Corp.	5,397	59,745
Eaton Vance Corp.	4,931	149,064
Greenhill & Co., Inc.	503	41,085
Jefferies Group, Inc.	14,441	384,564
MSCI, Inc., Class A*	2,194	85,478
Raymond James Financial, Inc.	13,042	426,474
SEI Investments Co.	5,704	135,698
Waddell & Reed Financial, Inc., Class A	4,218	148,853

Total Diversified Financials		1,608,366

Energy—3.6%
Arch Coal, Inc.	13,620	477,517
Atwood Oceanics, Inc.*	2,358	88,118
Bill Barrett Corp.*	2,447	100,645
Cimarex Energy Co.	2,559	226,548
Comstock Resources, Inc.*	2,084	51,183
Dril-Quip, Inc.*	987	76,710
Exterran Holdings, Inc.*	15,060	360,687
Forest Oil Corp.*	3,651	138,628
Frontier Oil Corp.*	45,293	815,727
Helix Energy Solutions Group, Inc.*	11,498	139,586
Oceaneering International, Inc.*	3,700	272,431
Overseas Shipholding Group, Inc.	4,220	149,472
Patriot Coal Corp.*	16,856	326,501
Patterson-UTI Energy, Inc.	7,553	162,767
Plains Exploration & Production Co.*	7,232	232,437
Pride International, Inc.*	6,063	200,079
Quicksilver Resources, Inc.*	9,015	132,881
SM Energy Co.	4,233	249,451
Southern Union Co.	13,962	336,065
Superior Energy Services, Inc.*	6,221	217,673
Tidewater, Inc.	3,464	186,502
Unit Corp.*	2,558	118,896

Total Energy		5,060,504

Food & Staples Retailing—1.5%
BJ’s Wholesale Club, Inc.*	31,307	1,499,605
Ruddick Corp.	16,148	594,893

Total Food & Staples Retailing		2,094,498

Food, Beverage & Tobacco—3.0%
Corn Products International, Inc.	11,914	548,044
Flowers Foods, Inc.	14,535	391,137
Green Mountain Coffee
Roasters, Inc.*	5,344	175,604
Hansen Natural Corp.*	3,727	194,847
Lancaster Colony Corp.	2,733	156,328
Ralcorp Holdings, Inc.*	8,917	579,694
Smithfield Foods, Inc.*	79,587	1,641,880
Tootsie Roll Industries, Inc.	2,632	76,249
Universal Corp.	8,836	359,625

Total Food, Beverage & Tobacco		4,123,408

Health Care Equipment & Services—10.2%
Allscripts Healthcare Solutions, Inc.*	7,687	148,128
Beckman Coulter, Inc.	7,508	564,827
Community Health Systems, Inc.*	52,446	1,959,907
Edwards Lifesciences Corp.*	2,642	213,579
Gen-Probe, Inc.*	1,422	82,974
Health Management Associates, Inc.,
Class A*	78,543	749,300
Health Net, Inc.*	75,254	2,053,682
Henry Schein, Inc.*	17,720	1,087,831
Hill-Rom Holdings, Inc.	4,969	195,630
Hologic, Inc.*	13,565	255,293
IDEXX Laboratories, Inc.*	2,230	154,361
Immucor, Inc.*	2,353	46,660
Kindred Healthcare, Inc.*	36,604	672,415
Kinetic Concepts, Inc.*	6,950	291,066
LifePoint Hospitals, Inc.*	12,440	457,170
Lincare Holdings, Inc.	9,045	242,677
Masimo Corp.	1,797	52,239
Mednax, Inc.*	3,004	202,139
Omnicare, Inc.	36,409	924,424
Owens & Minor, Inc.	41,347	1,216,842
ResMed, Inc.*	4,522	156,642
STERIS Corp.	4,954	180,623
Teleflex, Inc.	4,981	268,028
Thoratec Corp.*	2,116	59,925
Universal Health Services, Inc.,
Class B	18,799	816,253
VCA Antech, Inc.*	8,405	195,752
WellCare Health Plans, Inc.*	28,890	873,056

Total Health Care Equipment & Services		14,121,423

Household & Personal Products—0.9%
Alberto-Culver Co., Class B	5,941	220,055
Church & Dwight Co., Inc.	5,572	384,579
Energizer Holdings, Inc.*	8,646	630,293

Total Household & Personal Products		1,234,927

Insurance—6.1%
American Financial Group, Inc.	19,633	633,950
Arthur J. Gallagher & Co.	8,921	259,423
Brown & Brown, Inc.	5,728	137,128
Everest Re Group Ltd.	7,701	653,199
Fidelity National Financial, Inc.,
Class A	57,246	783,125
First American Financial Corp.	36,282	542,053
Hanover Insurance Group, Inc.	9,199	429,777

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES MID CAP FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

Insurance (continued)
HCC Insurance Holdings, Inc.	11,560	$334,546
Mercury General Corp.	9,070	390,101
Old Republic International Corp.	42,049	573,128
Protective Life Corp.	17,068	454,692
Reinsurance Group of America, Inc.,
Class A	21,227	1,140,102
StanCorp Financial Group, Inc.	8,620	389,107
Transatlantic Holdings, Inc.	12,183	628,886
Unitrin, Inc.	15,136	371,437
W.R. Berkley Corp.	24,610	673,822

Total Insurance		8,394,476

Materials—8.8%
Albemarle Corp.	6,026	336,130
Aptargroup, Inc.	6,231	296,409
Ashland, Inc.	24,205	1,231,066
Cabot Corp.	10,602	399,165
Carpenter Technology Corp.	4,011	161,403
Commercial Metals Co.	49,821	826,530
Compass Minerals International, Inc.	1,697	151,491
Cytec Industries, Inc.	9,166	486,348
Greif, Inc., Class A	7,573	468,769
Intrepid Potash, Inc.*	1,493	55,674
Louisiana-Pacific Corp.*	20,282	191,868
Lubrizol Corp.	7,247	774,559
Martin Marietta Materials, Inc.	2,703	249,325
Minerals Technologies, Inc.	2,287	149,593
NewMarket Corp.	2,010	247,974
Olin Corp.	10,941	224,509
Packaging Corp. of America	12,571	324,835
Reliance Steel & Aluminum Co.	17,317	884,899
Rock-Tenn Co., Class A	7,631	411,692
RPM International, Inc.	22,528	497,869
Scotts Miracle-Gro Co., Class A	9,022	458,047
Sensient Technologies Corp.	5,157	189,416
Silgan Holdings, Inc.	12,595	451,027
Sonoco Products Co.	16,930	570,033
Steel Dynamics, Inc.	50,408	922,466
Temple-Inland, Inc.	23,501	499,161
Valspar Corp.	13,066	450,516
Worthington Industries, Inc.	14,655	269,652

Total Materials		12,180,426

Media—0.7%
DreamWorks Animation SKG, Inc.,
Class A*	3,336	98,312
Harte-Hanks, Inc.	9,097	116,169
John Wiley & Sons, Inc., Class A	5,179	234,298
Lamar Advertising Co., Class A*	4,093	163,065
New York Times Co., Class A*	11,446	112,171
Scholastic Corp.	8,893	262,699

Total Media		986,714

Pharmaceuticals, Biotechnology & Life Sciences—1.4%
Bio-Rad Laboratories, Inc., Class A*	2,653	275,514
Charles River Laboratories
International, Inc.*	4,793	170,343
Covance, Inc.*	5,942	305,478
Endo Pharmaceuticals Holdings, Inc.*	6,329	226,009

Medicis Pharmaceutical Corp., Class A	3,652	97,837
Mettler-Toledo International, Inc.*	1,757	265,676
Perrigo Co.	4,650	294,485
Pharmaceutical Product
Development, Inc.	7,877	213,782
Techne Corp.	632	41,503
United Therapeutics Corp.*	1,264	79,910
Vertex Pharmaceuticals, Inc.*	462	16,184

Total Pharmaceuticals, Biotechnology
& Life Sciences		1,986,721

Real Estate—1.9%
Alexandria Real Estate Equities, Inc. (a)	967	70,842
AMB Property Corp. (a)	2,878	91,261
BRE Properties, Inc. (a)	1,125	48,938
Camden Property Trust (a)	1,686	91,010
Corporate Office Properties Trust
SBI Md (a)	2,473	86,431
Cousins Properties, Inc. (a)	4,361	36,371
Duke Realty Corp. (a)	18,354	228,691
Equity One, Inc. (a)	2,328	42,323
Essex Property Trust, Inc. (a)	526	60,080
Federal Realty Investment Trust (a)	1,037	80,813
Highwoods Properties, Inc. (a)	2,190	69,752
Hospitality Properties Trust (a)	6,847	157,755
Jones Lang LaSalle, Inc.	4,925	413,306
Liberty Property Trust (a)	3,486	111,273
Macerich Co. (a)	2,405	113,925
Mack-Cali Realty Corp. (a)	3,698	122,256
Nationwide Health Properties, Inc. (a)	1,735	63,119
Omega Healthcare Investors, Inc. (a)	1,595	35,792
Potlatch Corp. (a)	2,210	71,936
Rayonier, Inc. (a)	3,585	188,284
Realty Income Corp. (a)	1,394	47,675
Regency Centers Corp. (a)	1,685	71,174
Senior Housing Properties Trust (a)	2,172	47,654
SL Green Realty Corp. (a)	2,406	162,429
UDR, Inc. (a)	3,849	90,529
Weingarten Realty Investors (a)	3,390	80,546

Total Real Estate		2,684,165

Retailing—7.1%
99 Cents Only Stores*	12,073	192,444
Aaron’s, Inc.	12,780	260,584
Advance Auto Parts, Inc.	12,233	809,213
Aeropostale, Inc.*	12,731	313,692
American Eagle Outfitters, Inc.	27,011	395,171
AnnTaylor Stores Corp.*	10,009	274,147
Ascena Retail Group, Inc.*	11,522	304,411
Barnes & Noble, Inc.	59,084	836,039
Chico’s FAS, Inc.	19,838	238,651
Collective Brands, Inc.*	22,965	484,561
Dick’s Sporting Goods, Inc.*	16,961	636,037
Dollar Tree, Inc.*	12,990	728,479
Foot Locker, Inc.	36,659	719,250
Guess?, Inc.	6,220	294,330
J. Crew Group, Inc.*	4,893	211,084
LKQ Corp.*	14,741	334,916
Office Depot, Inc.*	57,569	310,873
PetSmart, Inc.	19,237	766,017

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES MID CAP FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

Retailing (continued)
Rent-A-Center, Inc., Class A	13,004	$419,769
Saks, Inc.*	33,087	354,031
Tractor Supply Co.	10,453	506,866
Williams-Sonoma, Inc.	12,236	436,703

Total Retailing		9,827,268

Semiconductors & Semiconductor Equipment—1.0%
Atmel Corp.*	17,800	219,296
Cree, Inc.*	1,527	100,614
Fairchild Semiconductor International,
Inc., Class A*	14,378	224,440
Integrated Device Technology, Inc.*	10,200	67,932
International Rectifier Corp.*	3,768	111,872
Intersil Corp., Class A	7,638	116,632
Lam Research Corp.*	4,556	235,910
RF Micro Devices, Inc.*	16,185	118,960
Semtech Corp.*	1,548	35,047
Silicon Laboratories, Inc.*	1,567	72,113
Skyworks Solutions, Inc.*	5,216	149,334

Total Semiconductors
& Semiconductor Equipment		1,452,150

Software & Services—4.0%
ACI Worldwide, Inc.*	2,092	56,212
Acxiom Corp.*	8,863	152,000
Advent Software, Inc.*	729	42,224
Alliance Data Systems Corp.*	5,372	381,573
ANSYS, Inc.*	1,552	80,813
AOL, Inc.*	14,744	349,580
Broadridge Financial Solutions, Inc.	13,732	301,143
Cadence Design Systems, Inc.*	15,611	128,947
Concur Technologies, Inc.*	2,064	107,183
Convergys Corp.*	24,812	326,774
CoreLogic, Inc.	7,447	137,918
Digital River, Inc.*	1,386	47,706
DST Systems, Inc.	7,318	324,553
Equinix, Inc.*	1,904	154,719
Factset Research Systems, Inc.	931	87,291
Fair Isaac Corp.	3,585	83,781
Gartner, Inc.*	5,423	180,044
Global Payments, Inc.	5,170	238,906
Informatica Corp.*	1,967	86,607
Jack Henry & Associates, Inc.	3,873	112,898
Lender Processing Services, Inc.	11,464	338,417
Mantech International Corp.,
Class A*	8,894	367,589
Mentor Graphics Corp.*	9,661	115,932
MICROS Systems, Inc.*	2,730	119,738
NeuStar, Inc., Class A*	2,832	73,774
Parametric Technology Corp.*	6,184	139,325
Quest Software, Inc.*	3,884	107,742
Rackspace Hosting, Inc.*	3,344	105,035
Rovi Corp.*	1,359	84,272
Solera Holdings, Inc.	1,730	88,784
SRA International, Inc., Class A*	11,366	232,435
Synopsys, Inc.*	7,165	192,810
TIBCO Software, Inc.*	4,885	96,283
ValueClick, Inc.*	3,493	55,993

Total Software & Services		5,499,001

Technology Hardware & Equipment—11.7%
ADTRAN, Inc.	2,318	83,935
Arrow Electronics, Inc.*	74,923	2,566,113
Avnet, Inc.*	77,193	2,549,685
Ciena Corp.*	7,430	156,401
CommScope, Inc.*	14,290	446,134
Diebold, Inc.	12,713	407,452
Ingram Micro, Inc., Class A*	258,037	4,925,926
Itron, Inc.*	5,430	301,093
National Instruments Corp.	3,265	122,895
NCR Corp.*	45,275	695,877
Plantronics, Inc.	2,229	82,963
Polycom, Inc.*	4,200	163,716
Riverbed Technology, Inc.*	1,993	70,094
Tech Data Corp.*	68,349	3,008,723
Trimble Navigation Ltd.*	4,296	171,539
Vishay Intertechnology, Inc.*	25,339	371,976
Zebra Technologies Corp., Class A*	3,437	130,572

Total Technology Hardware & Equipment		16,255,094

Telecommunication Services—0.9%
Cincinnati Bell, Inc.*	75,457	211,280
Syniverse Holdings, Inc.*	2,866	88,416
Telephone & Data Systems, Inc.	19,819	724,384
tw Telecom, Inc., Class A*	10,879	185,487

Total Telecommunication Services		1,209,567

Transportation—2.8%
AirTran Holdings, Inc.*	49,675	367,098
Alaska Air Group, Inc.*	9,448	535,607
Alexander & Baldwin, Inc.	5,849	234,135
Con-Way, Inc.	19,622	717,577
JB Hunt Transport Services, Inc.	13,100	534,611
JetBlue Airways Corp.*	77,600	512,936
Kansas City Southern*	5,195	248,633
Kirby Corp.*	3,472	152,942
Landstar System, Inc.	8,491	347,621
Werner Enterprises, Inc.	11,227	253,730

Total Transportation		3,904,890

Utilities—5.9%
AGL Resources, Inc.	9,373	336,022
Alliant Energy Corp.	13,381	492,019
Aqua America, Inc.	4,646	104,442
Atmos Energy Corp.	21,334	665,621
Black Hills Corp.	6,177	185,310
Cleco Corp.	5,026	154,600
DPL, Inc.	10,094	259,517
Dynegy, Inc., Class A*	58,315	327,730
Energen Corp.	4,824	232,806
Great Plains Energy, Inc.	16,767	325,112
Hawaiian Electric Industries, Inc.	16,612	378,588
IDACORP, Inc.	4,007	148,179
MDU Resources Group, Inc.	27,452	556,452
National Fuel Gas Co.	3,850	252,637
NSTAR	9,955	420,001
NV Energy, Inc.	35,045	492,382
OGE Energy Corp.	11,642	530,177
PNM Resources, Inc.	19,014	247,562
Questar Corp.	18,212	317,071
UGI Corp.	25,087	792,247

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES MID CAP FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

Utilities (continued)
Vectren Corp.	11,993	$304,382
Westar Energy, Inc.	11,623	292,435
WGL Holdings, Inc.	10,550	377,374

Total Utilities		8,192,666

Total Investments—100.0%
(Cost $115,591,038)		138,589,580

Liabilities in Excess of
Other Assets—(0.0)%		$(8,465)

Net Assets—100.0%		$138,581,115

*	Non-income producing security

(a)	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
REVENUESHARES SMALL CAP FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS—100.0%
Automobiles & Components—0.6%
Drew Industries, Inc.	6,028	$136,956
Spartan Motors, Inc.	18,548	112,957
Standard Motor Products, Inc.	13,959	191,238
Superior Industries International, Inc.	7,892	167,468
Winnebago Industries, Inc.*	7,448	113,210

Total Automobiles & Components		721,829

Banks—3.1%
Bank Mutual Corp.	7,646	36,548
Bank of The Ozarks, Inc.	1,141	49,462
Boston Private Financial Holdings, Inc.	15,508	101,577
Brookline Bancorp, Inc.	3,050	33,093
City Holding Co.	1,191	43,150
Columbia Banking System, Inc.	2,652	55,851
Community Bank System, Inc.	3,069	85,226
Dime Community Bancshares	3,601	52,539
First BanCorp.*	758,962	349,123
First Commonwealth Financial Corp.	11,653	82,503
First Financial Bancorp	5,864	108,367
First Financial Bankshares, Inc.	934	47,802
First Midwest Bancorp, Inc.	9,729	112,078
Glacier Bancorp, Inc.	6,472	97,792
Hancock Holding Co.	3,489	121,627
Hanmi Financial Corp.*	43,248	49,735
Home Bancshares, Inc.	1,979	43,597
Independent Bank Corp.	2,187	59,158
Nara Bancorp, Inc.*	4,526	44,445
National Penn Bancshares, Inc.	15,570	125,027
NBT Bancorp, Inc.	3,483	84,114
Old National Bancorp	10,353	123,097
Pinnacle Financial Partners, Inc.*	5,308	72,083
PrivateBancorp, Inc., Class A	9,982	143,541
Provident Financial Services, Inc.	5,275	79,811
S&T Bancorp, Inc.	2,452	55,391
Signature Bank*	2,574	128,700
Simmons First National Corp., Class A	1,533	43,690
Sterling Bancorp, Class N	3,653	38,247
Sterling Bancshares, Inc.	9,092	63,826
Susquehanna Bancshares, Inc.	21,948	212,457
Texas Capital Bancshares, Inc.*	3,434	73,041
Tompkins Financial Corp.	1,180	46,209
Trustco Bank Corp.	7,315	46,377
UMB Financial Corp.	4,069	168,538
Umpqua Holdings Corp.	11,164	135,978
United Bankshares, Inc.	3,613	105,500
United Community Banks, Inc.*	50,350	98,182
Whitney Holding Corp.	13,455	190,388
Wilmington Trust Corp.	16,494	71,584
Wilshire Bancorp, Inc.	5,913	45,057
Wintrust Financial Corp.	5,525	182,491

Total Banks		3,907,002

Capital Goods—11.2%
A.O. Smith Corp.	12,228	465,642
AAON, Inc.	1,947	54,925
AAR Corp.*	12,053	331,096
Actuant Corp., Class A	10,673	284,115
Aerovironment, Inc.*	2,054	55,109
Albany International Corp., Class A	8,901	210,865

American Science & Engineering, Inc.	678	57,786
Apogee Enterprises, Inc.	14,245	191,880
Applied Industrial Technologies, Inc.	13,694	444,781
Applied Signal Technology, Inc.	1,505	57,024
Astec Industries, Inc.*	5,607	181,723
AZZ, Inc.	2,349	93,984
Badger Meter, Inc.	1,459	64,517
Barnes Group, Inc.	13,060	269,950
Belden, Inc.	10,618	390,955
Brady Corp., Class A	8,929	291,175
Briggs & Stratton Corp.	23,201	456,828
Cascade Corp.	1,708	80,754
Ceradyne, Inc.*	3,103	97,838
CIRCOR International, Inc.	3,655	154,533
CLARCOR, Inc.	5,432	232,978
Comfort Systems USA, Inc.	20,642	271,855
Cubic Corp.	5,588	263,474
Curtiss-Wright Corp.	13,771	457,197
Dycom Industries, Inc.*	16,314	240,632
EMCOR Group, Inc.*	42,058	1,218,841
Encore Wire Corp.	7,914	198,483
EnPro Industries, Inc.*	5,416	225,089
ESCO Technologies, Inc.	3,672	138,948
Esterline Technologies Corp.*	5,418	371,621
Federal Signal Corp.	28,212	193,534
GenCorp, Inc.*	39,307	203,217
Gibraltar Industries, Inc.*	14,722	199,778
Griffon Corp.*	24,922	317,506
II-VI, Inc.*	1,596	73,991
Insituform Technologies, Inc.,
Class A*	8,018	212,557
John Bean Technologies Corp.	10,173	204,782
Kaman Corp.	10,053	292,241
Kaydon Corp.	2,883	117,396
Lawson Products, Inc.	3,669	91,321
Lindsay Corp.	1,175	69,830
Lydall, Inc.*	9,350	75,268
Moog, Inc., Class A*	12,559	499,848
Mueller Industries, Inc.	14,601	477,453
NCI Building Systems, Inc.*	18,978	265,502
Orbital Sciences Corp.*	16,869	288,966
Orion Marine Group, Inc.*	5,181	60,100
Powell Industries, Inc.*	4,398	144,606
Quanex Building Products Corp.	10,108	191,749
Robbins & Myers, Inc.	3,840	137,395
Simpson Manufacturing Co., Inc.	4,830	149,295
Standex International Corp.	4,500	134,595
Teledyne Technologies, Inc.*	9,835	432,445
Toro Co.	6,325	389,873
Tredegar Corp.	8,966	173,761
Triumph Group, Inc.	3,347	299,255
Universal Forest Products, Inc.	12,064	469,290
Vicor Corp.	3,204	52,546
Watts Water Technologies, Inc.,
Class A	8,822	322,797

Total Capital Goods		14,395,495

Commercial & Professional Services—6.1%
ABM Industries, Inc.	32,455	853,566
Administaff, Inc.	13,959	408,999
CDI Corp.	11,227	208,710

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES SMALL CAP FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

Commercial & Professional Services (continued)
Consolidated Graphics, Inc.*	4,737	$229,413
Dolan Co.*	4,987	69,419
Exponent, Inc.*	1,445	54,231
G&K Services, Inc., Class A	6,699	207,066
Geo Group, Inc.*	11,781	290,519
Healthcare Services Group, Inc.	11,165	181,655
Heidrick & Struggles International,
Inc.	4,292	122,966
Interface, Inc., Class A	13,905	217,613
Kelly Services, Inc., Class A*	60,161	1,131,027
Mobile Mini, Inc.*	4,117	81,064
On Assignment, Inc.*	11,912	97,083
School Specialty, Inc.*	17,907	249,444
SFN Group, Inc.*	49,426	482,398
Standard Register Co.	50,954	173,753
SYKES Enterprises, Inc.*	12,467	252,581
Tetra Tech, Inc.*	13,335	334,175
TrueBlue, Inc.*	14,117	253,965
United Stationers, Inc.*	17,988	1,147,814
Viad Corp.	7,472	190,312
Volt Information Sciences, Inc.*	72,035	623,103

Total Commercial & Professional
Services		7,860,876

Consumer Durables & Apparel—5.7%
Arctic Cat, Inc.*	7,256	106,228
Blyth, Inc.	6,210	214,121
Brunswick Corp.	44,886	841,164
Callaway Golf Co.	29,117	234,974
Carter’s, Inc.*	12,855	379,351
CROCS, Inc.*	10,108	173,049
Ethan Allen Interiors, Inc.	6,919	138,449
Helen of Troy Ltd.*	5,291	157,354
Iconix Brand Group, Inc.*	3,761	72,625
Jakks Pacific, Inc.*	9,226	168,098
Kid Brands, Inc.*	6,855	58,610
K-Swiss, Inc., Class A*	4,286	53,446
La-Z-Boy, Inc., Class Z*	32,109	289,623
Liz Claiborne, Inc.*	85,060	609,030
M/I Homes, Inc.*	11,896	182,961
Maidenform Brands, Inc.*	5,045	119,920
Meritage Homes Corp.*	11,223	249,151
Movado Group, Inc.*	5,393	87,043
National Presto Industries, Inc.	939	122,079
Oxford Industries, Inc.	8,176	209,387
Perry Ellis International, Inc.*	6,883	189,076
Pool Corp.	17,015	383,518
Quiksilver, Inc.*	85,792	434,965
RC2 Corp.*	4,485	97,639
Skechers U.S.A., Inc., Class A*	21,059	421,180
Skyline Corp.	1,242	32,391
Standard Pacific Corp.*	65,055	299,253
Steven Madden Ltd.*	3,229	134,714
Sturm Ruger & Co., Inc.	3,865	59,096
True Religion Apparel, Inc.*	3,800	84,588
Unifirst Corp.	4,527	249,211
Universal Electronics, Inc.*	2,572	72,968
Volcom, Inc.	3,885	73,310
Wolverine World Wide, Inc.	8,990	286,601

Total Consumer Durables & Apparel		7,285,173

Consumer Services—4.4%
American Public Education, Inc.*	1,317	49,045
Biglari Holdings, Inc.*	398	163,264
BJ’s Restaurants, Inc.*	3,111	110,223
Buffalo Wild Wings, Inc.*	3,128	137,163
California Pizza Kitchen, Inc.*	8,982	155,209
Capella Education Co.*	1,568	104,397
CEC Entertainment, Inc.*	5,049	196,053
Coinstar, Inc.*	5,254	296,536
Corinthian Colleges, Inc.*	48,202	251,132
Cracker Barrel Old Country Store, Inc.	10,666	584,177
DineEquity, Inc.*	6,280	310,106
Hillenbrand, Inc.	8,499	176,864
Interval Leisure Group, Inc.*	5,817	93,886
Jack in the Box, Inc.*	26,435	558,572
Marcus Corp.	6,279	83,322
Monarch Casino & Resort, Inc.*	2,675	33,438
Multimedia Games, Inc.*	5,732	31,985
O’Charleys, Inc.*	28,725	206,820
Papa John’s International, Inc.*	10,385	287,665
Peet’s Coffee & Tea, Inc.*	2,011	83,939
PF Chang’s China Bistro, Inc.	5,954	288,531
Pinnacle Entertainment, Inc.*	18,620	261,052
Pre-Paid Legal Services, Inc.*	1,777	107,064
Red Robin Gourmet Burgers, Inc.*	10,184	218,650
Ruby Tuesday, Inc.*	21,562	281,600
Ruth’s Hospitality Group, Inc.*	16,832	77,932
Shuffle Master, Inc.*	4,225	48,376
Sonic Corp.*	14,078	142,469
Texas Roadhouse, Inc., Class A*	13,465	231,194
Universal Technical Institute, Inc.	4,891	107,700

Total Consumer Services		5,678,364

Diversified Financials—1.4%
Cash America International, Inc.	7,968	294,258
Ezcorp, Inc., Class A*	6,057	164,326
First Cash Financial Services, Inc.*	3,247	100,625
Interactive Brokers Group, Inc.,
Class A	13,851	246,825
Investment Technology Group, Inc.*	8,919	146,004
LaBranche & Co., Inc.*	4,801	17,284
OptionsXpress Holdings, Inc.	2,810	44,033
Piper Jaffray Cos.*	3,758	131,568
Portfolio Recovery Associates, Inc.*	1,155	86,856
Stifel Financial Corp.*	5,337	331,107
SWS Group, Inc.	24,863	125,558
TradeStation Group, Inc.*	4,912	33,156
World Acceptance Corp.*	2,004	105,811

Total Diversified Financials		1,827,411

Energy—7.6%
Basic Energy Services, Inc.*	10,068	165,921
Bristow Group, Inc.*	5,973	282,822
CARBO Ceramics, Inc.	1,033	106,957
Contango Oil & Gas Co.*	642	37,191
Gulf Island Fabrication, Inc.	2,269	63,940
Gulfport Energy Corp.*	1,238	26,803
Holly Corp.	49,202	2,005,965
Hornbeck Offshore Services, Inc.*	4,726	98,679
ION Geophysical Corp.*	11,827	100,293
Lufkin Industries, Inc.	2,394	149,362

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES SMALL CAP FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

Energy (continued)
Matrix Service Co.*	12,416	$151,227
Oil States International, Inc.*	8,491	544,188
Penn Virginia Corp.	8,177	137,537
Petroleum Development Corp.*	2,074	87,543
Petroquest Energy, Inc.*	5,992	45,120
Pioneer Drilling Co.*	13,338	117,508
SEACOR Holdings, Inc.	6,071	613,717
Seahawk Drilling, Inc.*	2,806	25,114
Stone Energy Corp.*	7,293	162,561
Swift Energy Co.*	2,622	102,651
Tetra Technologies, Inc.*	18,158	215,535
World Fuel Services Corp.	124,975	4,519,096

Total Energy		9,759,730

Food & Staples Retailing—3.7%
Andersons, Inc.	21,347	775,964
Casey’s General Stores, Inc.	25,187	1,070,699
Nash Finch Co.	32,523	1,382,553
Spartan Stores, Inc.	36,099	611,878
United Natural Foods, Inc.*	23,812	873,424

Total Food & Staples Retailing		4,714,518

Food, Beverage & Tobacco—2.4%
Alliance One International, Inc.*	131,603	557,997
Boston Beer Co., Inc., Class A*	1,295	123,142
Calavo Growers, Inc.	3,831	88,304
Cal-Maine Foods, Inc.	6,569	207,449
Darling International, Inc.*	11,820	156,970
Diamond Foods, Inc.	2,822	150,074
Hain Celestial Group, Inc.*	8,177	221,270
J&J Snack Foods Corp.	3,406	164,305
Sanderson Farms, Inc.	10,554	413,189
Seneca Foods Corp., Class A*	12,589	339,651
Snyders-Lance, Inc.	9,484	222,305
TreeHouse Foods, Inc.*	7,878	402,487

Total Food, Beverage & Tobacco		3,047,143

Health Care Equipment & Services—10.3%
Abaxis, Inc.*	1,009	27,092
Air Methods Corp.*	2,530	142,363
Align Technology, Inc.*	4,942	96,567
Almost Family, Inc.*	2,293	88,097
Amedisys, Inc.*	14,329	480,021
American Medical Systems
Holdings, Inc.*	6,924	130,587
AMERIGROUP Corp.*	30,259	1,328,975
AMN Healthcare Services, Inc.*	24,868	152,690
Amsurg Corp., Class A*	8,266	173,173
Analogic Corp.	2,047	101,347
Bio-Reference Labs, Inc.*	4,997	110,833
Cantel Medical Corp.	2,854	66,784
Catalyst Health Solutions, Inc.*	17,814	828,173
Centene Corp.*	43,882	1,111,970
Chemed Corp.	4,787	304,022
Computer Programs & Systems, Inc.	716	33,537
Conmed Corp.*	6,955	183,821
Cooper Cos., Inc.	4,677	263,502
Corvel Corp.*	1,660	80,261
Cross Country Healthcare, Inc.*	14,518	122,967
Cryolife, Inc.*	5,110	27,696

Cyberonics, Inc.*	1,300	40,326
Ensign Group, Inc.	6,770	168,370
Genoptix, Inc.*	2,632	50,061
Gentiva Health Services, Inc.*	13,950	371,070
Greatbatch, Inc.*	5,344	129,058
Haemonetics Corp.*	2,428	153,401
Hanger Orthopedic Group, Inc.*	9,053	191,833
Healthspring, Inc.*	25,865	686,198
Healthways, Inc.*	16,073	179,375
HMS Holdings Corp.*	1,039	67,296
ICU Medical, Inc.*	1,844	67,306
Integra Lifesciences Holdings Corp.*	3,627	171,557
Invacare Corp.	14,257	429,991
IPC The Hospitalist Co., Inc.*	2,361	92,103
Kensey Nash Corp.*	677	18,841
Landauer, Inc.	423	25,367
LCA-Vision, Inc.*	4,448	25,576
LHC Group, Inc.*	5,829	174,870
Magellan Health Services, Inc.*	15,504	733,029
Medcath Corp.*	9,953	138,844
Meridian Bioscience, Inc.	1,537	35,597
Merit Medical Systems, Inc.*	4,496	71,172
Molina Healthcare, Inc.*	38,176	1,063,202
MWI Veterinary Supply, Inc.*	4,454	281,270
Natus Medical, Inc.*	3,408	48,325
Neogen Corp.*	803	32,947
Omnicell, Inc.*	3,792	54,794
Palomar Medical Technologies, Inc.*	1,199	17,038
PharMerica Corp.*	38,746	443,642
PSS World Medical, Inc.*	22,441	507,167
Quality Systems, Inc.	997	69,611
RehabCare Group, Inc.*	14,434	342,086
Surmodics, Inc.*	1,713	20,333
Symmetry Medical, Inc.*	8,866	82,010
West Pharmaceutical Services, Inc.	6,704	276,205
Zoll Medical Corp.*	2,797	104,132

Total Health Care Equipment
& Services		13,218,481

Household & Personal Products—0.4%
Central Garden and Pet Co.,
Class A*	37,534	370,836
Medifast, Inc.*	2,010	58,049
WD-40 Co.	1,883	75,847

Total Household & Personal Products		504,732

Insurance—2.5%
AMERISAFE, Inc.*	3,241	56,717
Delphi Financial Group, Inc., Class A	13,833	398,944
eHealth, Inc.*	2,223	31,544
Employers Holdings, Inc.	5,866	102,538
Horace Mann Educators Corp.	13,199	238,110
Infinity Property & Casualty Corp.	3,622	223,840
National Financial Partners Corp.*	18,404	246,613
Navigators Group, Inc.*	3,569	179,699
Presidential Life Corp.	7,024	69,748
ProAssurance Corp.*	2,695	163,317
RLI Corp.	2,273	119,492
Safety Insurance Group, Inc.	3,097	147,324
Selective Insurance Group, Inc.	20,593	373,763
Stewart Information Services Corp.	37,204	428,962

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES SMALL CAP FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

Insurance (continued)
Tower Group, Inc.	12,053	$308,316
United Fire & Casualty Co.	6,352	141,777

Total Insurance		3,230,704

Materials—5.0%
A. Schulman, Inc.	14,832	339,504
A.M. Castle & Co.*	12,559	231,211
AMCOL International Corp.	6,456	200,136
American Vanguard Corp.	7,286	62,222
Arch Chemicals, Inc.	9,502	360,411
Balchem Corp.	1,748	59,100
Brush Engineered Materials, Inc.*	7,098	274,267
Buckeye Technologies, Inc.	8,366	175,770
Calgon Carbon Corp.*	7,157	108,214
Century Aluminum Co.*	16,746	260,065
Clearwater Paper Corp.*	4,116	322,283
Deltic Timber Corp.	598	33,691
Eagle Materials, Inc.	4,270	120,628
H.B. Fuller Co.	15,063	309,093
Headwaters, Inc.*	34,587	158,408
Kaiser Aluminum Corp.	4,952	248,046
KapStone Paper And Packaging
Corp.*	12,052	184,396
LSB Industries, Inc.*	5,601	135,880
Myers Industries, Inc.	16,569	161,382
Neenah Paper, Inc.	8,026	157,952
Olympic Steel, Inc.	6,689	191,841
OM Group, Inc.*	7,071	272,304
Penford Corp.*	9,329	57,000
PolyOne Corp.*	47,522	593,550
Quaker Chemical Corp.	3,149	131,219
RTI International Metals, Inc.*	3,628	97,883
Schweitzer-Mauduit International, Inc.	3,026	190,396
Stepan Co.	4,559	347,715
STR Holdings, Inc.*	4,158	83,160
Texas Industries, Inc.	3,590	164,350
Wausau Paper Corp.	30,870	265,791
Zep, Inc.	6,813	135,442

Total Materials		6,433,310

Media—1.1%
Arbitron, Inc.	2,426	100,727
E.W. Scripps Co., Class A*	19,054	193,398
Live Nation Entertainment, Inc.*	95,240	1,087,641

Total Media		1,381,766

Pharmaceuticals, Biotechnology & Life Sciences—1.3%
Affymetrix, Inc.*	16,954	85,279
Arqule, Inc.*	1,220	7,161
Cambrex Corp.*	10,031	51,860
Cubist Pharmaceuticals, Inc.*	7,123	152,432
Dionex Corp.*	832	98,184
Emergent Biosolutions, Inc.*	2,834	66,486
Enzo Biochem, Inc.*	4,810	25,397
eResearchTechnology, Inc.*	4,322	31,767
Hi-Tech Pharmacal Co., Inc.*	1,556	38,822
Kendle International, Inc.*	12,502	136,147
Martek Biosciences Corp.*	4,520	141,476
Par Pharmaceutical Cos., Inc.*	6,855	263,986
Parexel International Corp.*	15,804	335,519

Regeneron Pharmaceuticals, Inc.*	3,309	108,634
Salix Pharmaceuticals Ltd.*	1,601	75,183
Savient Pharmaceuticals, Inc.*	61	680
Viropharma, Inc.*	5,842	101,183

Total Pharmaceuticals, Biotechnology
& Life Sciences		1,720,196

Real Estate—1.5%
Acadia Realty Trust (a)	2,027	36,972
BioMed Realty Trust, Inc. (a)	5,029	93,791
Cedar Shopping Centers, Inc. (a)	6,602	41,527
Colonial Properties Trust (a)	4,906	88,553
DiamondRock Hospitality Co.* (a)	12,712	152,544
EastGroup Properties, Inc. (a)	984	41,643
Entertainment Properties Trust (a)	1,539	71,179
Extra Space Storage, Inc. (a)	3,834	66,712
Forestar Group, Inc.*	1,453	28,043
Franklin Street Properties Corp. (a)	2,390	34,057
Healthcare Realty Trust, Inc. (a)	3,011	63,743
Home Properties, Inc. (a)	2,232	123,854
Inland Real Estate Corp. (a)	4,589	40,383
Kilroy Realty Corp. (a)	2,023	73,779
Kite Realty Group Trust (a)	4,690	25,373
LaSalle Hotel Properties (a)	5,702	150,533
Lexington Realty Trust (a)	10,293	81,829
LTC Properties, Inc. (a)	648	18,196
Medical Properties Trust, Inc. (a)	3,001	32,501
Mid-America Apartment
Communities, Inc. (a)	1,507	95,679
National Retail Properties, Inc. (a)	2,096	55,544
Parkway Properties, Inc. (a)	3,556	62,301
Pennsylvania Real Estate Investment
Trust (a)	7,821	113,639
Post Properties, Inc. (a)	1,959	71,112
PS Business Parks, Inc. (a)	1,216	67,755
Saul Centers, Inc. (a)	895	42,378
Sovran Self Storage, Inc. (a)	1,262	46,454
Tanger Factory Outlet Centers (a)	1,320	67,571
Universal Health Realty Income
Trust (a)	201	7,343
Urstadt Biddle Properties, Inc.,
Class A (a)	1,040	20,228

Total Real Estate		1,915,216

Retailing—11.1%
Audiovox Corp., Class A*	16,106	138,995
Big 5 Sporting Goods Corp.	14,942	228,164
Blue Nile, Inc.*	1,369	78,115
Brown Shoe Co., Inc.	37,211	518,349
Buckle, Inc.	5,361	202,485
Cabela’s, Inc.*	28,526	620,441
Cato Corp., Class A	7,384	202,395
Childrens Place Retail Stores, Inc.*	7,550	374,782
Christopher & Banks Corp.	20,588	126,616
Coldwater Creek, Inc.*	97,295	308,425
Finish Line, Inc., Class A	14,859	255,426
Fred’s, Inc., Class A	31,488	433,275
Genesco, Inc.*	10,190	382,023
Group 1 Automotive, Inc.*	30,610	1,278,274
Haverty Furniture Cos., Inc.	11,635	151,022
Hibbett Sports, Inc.*	3,790	139,851

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES SMALL CAP FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

Retailing (continued)
HOT Topic, Inc.	29,622	$185,730
HSN, Inc.*	23,687	725,770
Jo-Ann Stores, Inc.*	10,416	627,252
JOS A. Bank Clothiers, Inc.*	4,463	179,948
Kirkland’s, Inc.*	7,174	100,651
Lithia Motors, Inc., Class A	36,616	523,243
Lumber Liquidators Holdings, Inc.*	6,304	157,033
MarineMax, Inc.*	15,237	142,466
Men’s Wearhouse, Inc.	19,131	477,892
Midas, Inc.*	4,965	40,266
Monro Muffler Brake, Inc.	3,713	128,433
Nutrisystem, Inc.	6,243	131,290
OfficeMax, Inc.*	97,689	1,729,095
PEP Boys-Manny Moe & Jack	33,919	455,532
PetMed Express, Inc.	3,139	55,906
Sonic Automotive, Inc., Class A*	124,586	1,649,519
Stage Stores, Inc.	21,655	375,498
Stamps.com, Inc.*	1,486	19,690
Stein Mart, Inc.*	32,745	302,891
Tuesday Morning Corp.*	35,794	188,992
Zale Corp.*	114,104	486,083
Zumiez, Inc.*	3,236	86,951

Total Retailing		14,208,769

Semiconductors & Semiconductor Equipment—2.2%
Advanced Energy Industries, Inc.*	7,311	99,722
ATMI, Inc.*	4,180	83,349
Brooks Automation, Inc.*	12,838	116,441
Cabot Microelectronics Corp.*	2,284	94,672
Ceva, Inc.*	450	9,225
Cohu, Inc.	4,225	70,050
Cymer, Inc.*	2,573	115,965
Cypress Semiconductor Corp.*	11,610	215,714
Diodes, Inc.*	5,116	138,081
DSP Group, Inc.*	6,871	55,930
Exar Corp.*	4,145	28,932
FEI Co.*	5,745	151,725
Hittite Microwave Corp.*	857	52,311
Kopin Corp.*	6,688	27,822
Kulicke & Soffa Industries, Inc.*	19,650	141,480
Micrel, Inc.	5,007	65,041
Microsemi Corp.*	4,715	107,973
MKS Instruments, Inc.*	8,580	210,124
Monolithic Power Systems, Inc.*	3,084	50,948
Pericom Semiconductor Corp.*	2,952	32,413
Power Integrations, Inc.	1,732	69,522
Rudolph Technologies, Inc.*	4,964	40,854
Sigma Designs, Inc.*	3,358	47,583
Standard Microsystems Corp.*	2,273	65,531
Supertex, Inc.*	622	15,040
Tessera Technologies, Inc.*	3,238	71,722
TriQuint Semiconductor, Inc.*	16,234	189,775
Ultratech, Inc.*	1,462	29,065
Varian Semiconductor Equipment
Associates, Inc.*	4,681	173,057
Veeco Instruments, Inc.*	4,039	173,515
Volterra Semiconductor Corp.*	1,572	36,408

Total Semiconductors &
Semiconductor Equipment		2,779,990

Software & Services—3.8%
Blackbaud, Inc.	2,739	70,940
Bottomline Technologies, Inc.*	1,783	38,709
CACI International, Inc., Class A*	13,717	732,488
Ciber, Inc.*	67,514	315,965
CommVault Systems, Inc.*	1,971	56,410
ComScore, Inc.*	1,653	36,878
CSG Systems International, Inc.*	6,541	123,887
DealerTrack Holdings, Inc.*	2,783	55,855
Ebix, Inc.*	1,319	31,221
Epicor Software Corp.*	10,042	101,424
EPIQ Systems, Inc.	4,153	57,021
Forrester Research, Inc.*	1,835	64,757
Heartland Payment Systems, Inc.	27,029	416,787
iGate Corp.	2,870	56,568
Infospace, Inc.*	7,766	64,458
Integral Systems, Inc.*	4,177	41,394
Interactive Intelligence, Inc.*	1,303	34,086
j2 Global Communications, Inc.*	1,974	57,147
JDA Software Group, Inc.*	4,815	134,820
Knot, Inc.*	2,578	25,471
Liquidity Services, Inc.*	4,316	60,640
LogMeln, Inc.*	467	20,707
Manhattan Associates, Inc.*	2,185	66,730
MAXIMUS, Inc.	2,981	195,494
MicroStrategy, Inc., Class A*	1,152	98,461
NCI, Inc., Class A*	5,764	132,514
Netscout Systems, Inc.*	2,619	60,263
Perficient, Inc.*	4,176	52,200
Progress Software Corp.*	3,040	128,653
Radiant Systems, Inc.*	3,997	78,221
RightNow Technologies, Inc.*	1,731	40,973
Smith Micro Software, Inc.*	1,909	30,048
Sonic Solutions, Inc.*	2,414	36,210
Sourcefire, Inc.*	1,196	31,012
StarTek, Inc.*	13,823	70,083
Synchronoss Technologies, Inc.*	1,238	33,067
Take-Two Interactive Software, Inc.*	22,796	279,023
Taleo Corp., Class A*	1,711	47,309
TeleTech Holdings, Inc.*	12,488	257,128
THQ, Inc.*	37,279	225,911
Tyler Technologies, Inc.*	3,275	67,989
United Online, Inc.	33,527	221,278
Websense, Inc.*	3,660	74,115
Wright Express Corp.*	1,925	88,550

Total Software & Services		4,912,865

Technology Hardware & Equipment—9.0%
Agilysys, Inc.*	28,102	158,214
Anixter International, Inc.	21,841	1,304,563
Arris Group, Inc.*	25,046	281,016
Avid Technology, Inc.*	8,978	156,756
Bel Fuse, Inc., Class B	2,839	67,852
Benchmark Electronics, Inc.*	33,096	601,023
Black Box Corp.	5,875	224,954
Blue Coat Systems, Inc.*	3,952	118,046
Brightpoint, Inc.*	91,032	794,709
Checkpoint Systems, Inc.*	9,729	199,931
Cognex Corp.	2,029	59,693
Compellent Technologies, Inc.*	1,248	34,432

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES SMALL CAP FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

Technology Hardware & Equipment (continued)
Comtech Telecommunications Corp.	5,543	$153,707
CTS Corp.	11,896	131,570
Daktronics, Inc.*	6,451	102,700
DG FastChannel, Inc.*	1,956	56,489
Digi International, Inc.*	4,011	44,522
DTS, Inc.*	403	19,767
Electro Scientific Industries, Inc.*	1,694	27,155
EMS Technologies, Inc.*	4,459	88,199
FARO Technologies, Inc.*	1,395	45,812
Gerber Scientific, Inc.*	13,913	109,495
Harmonic, Inc.*	11,820	101,297
Hutchinson Technology, Inc.*	27,497	102,014
Insight Enterprises, Inc.*	83,034	1,092,728
Intermec, Inc.*	12,924	163,618
Intevac, Inc.*	3,359	47,060
Littelfuse, Inc.*	2,925	137,651
LoJack Corp.*	5,324	34,393
Mercury Computer Systems, Inc.*	2,246	41,282
Methode Electronics, Inc.	6,781	87,950
MTS Systems Corp.	2,308	86,458
Netgear, Inc.*	6,094	205,246
Network Equipment Technologies, Inc.*	3,956	18,316
Newport Corp.*	6,352	110,334
Novatel Wireless, Inc.*	7,976	76,171
Oplink Communications, Inc.*	1,628	30,069
OSI Systems, Inc.*	3,895	141,622
Park Electrochemical Corp.	1,266	37,980
PC-Tel, Inc.*	2,561	15,366
Plexus Corp.*	15,943	493,277
Pulse Electronics Corp.	25,108	133,575
Radisys Corp.*	7,790	69,331
Rofin-Sinar Technologies, Inc.*	2,855	101,181
Rogers Corp.*	2,467	94,363
Scansource, Inc.*	14,756	470,716
Stratasys, Inc.*	837	27,320
Super Micro Computer, Inc.*	12,958	149,535
Symmetricom, Inc.*	7,807	55,352
Synaptics, Inc.*	3,898	114,523
SYNNEX Corp.*	65,217	2,034,770
Tekelec*	9,607	114,419
Tollgrade Communications, Inc.*	1,293	11,999
TTM Technologies, Inc.*	15,676	233,729
Viasat, Inc.*	3,544	157,389

Total Technology Hardware & Equipment		11,571,639

Telecommunication Services—0.5%
Atlantic Tele-Network, Inc.	3,533	135,455
Cbeyond, Inc.*	7,526	114,997
General Communication, Inc.,
Class A*	12,303	155,756
Neutral Tandem, Inc.*	2,804	40,490
NTELOS Holdings Corp.	6,835	130,207
USA Mobility, Inc.	3,135	55,709

Total Telecommunication Services		632,614

Transportation—1.8%
Allegiant Travel Co., Class A	3,018	148,606
Arkansas Best Corp.	13,649	374,256
Forward Air Corp.	3,837	108,894
Heartland Express, Inc.	7,134	114,287
HUB Group, Inc., Class A*	11,961	420,310
Knight Transportation, Inc.	8,598	163,362
Old Dominion Freight Line, Inc.*	11,056	353,681
Skywest, Inc.	38,012	593,747

Total Transportation		2,277,143

Utilities—3.3%
Allete, Inc.	5,871	218,753
American States Water Co.	2,624	90,449
Avista Corp.	17,187	387,051
Central Vermont Public Service Corp.	3,818	83,461
CH Energy Group, Inc.	4,265	208,516
El Paso Electric Co.*	7,727	212,724
Laclede Group, Inc.	11,222	410,052
New Jersey Resources Corp.	13,514	582,589
Northwest Natural Gas Co.	4,400	204,468
NorthWestern Corp.	9,441	272,184
Piedmont Natural Gas Co., Inc.	13,009	363,732
South Jersey Industries, Inc.	3,944	208,322
Southwest Gas Corp.	12,522	459,182
UIL Holdings Corp.	6,786	203,309
Unisource Energy Corp.	9,314	333,814

Total Utilities		4,238,606

Total Investments—100.0%
(Cost $106,224,911)		128,223,572

Liabilities in Excess of
Other Assets—(0.0)%		(57,914)

Net Assets—100.0%		$128,165,658

*	Non-income producing security

(a)	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES FINANCIALS SECTOR FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS—100.1%
Capital Markets—10.6%
Ameriprise Financial, Inc.	2,620	$150,781
Bank of New York Mellon Corp.	7,174	216,655
Charles Schwab Corp.	3,873	66,267
E*Trade Financial Corp.*	2,267	36,272
Federated Investors, Inc., Class B	552	14,446
Franklin Resources, Inc.	758	84,297
Goldman Sachs Group, Inc.	4,115	691,978
Invesco Ltd.	2,276	54,761
Janus Capital Group, Inc.	1,209	15,681
Legg Mason, Inc.	1,084	39,317
Morgan Stanley	20,362	554,050
Northern Trust Corp.	1,122	62,170
State Street Corp.	3,571	165,480
T. Rowe Price Group, Inc.	547	35,303

Total Capital Markets		2,187,458

Commercial Banks—14.4%
BB&T Corp.	6,219	163,497
Comerica, Inc.	994	41,987
Fifth Third Bancorp	7,504	110,159
First Horizon National Corp.*	2,633	31,017
Huntington Bancshares, Inc.	7,217	49,581
KeyCorp	9,793	86,668
M&T Bank Corp.	694	60,413
Marshall & Ilsley Corp.	8,037	55,616
PNC Financial Services Group, Inc.	4,438	269,475
Regions Financial Corp.	18,731	131,117
SunTrust Banks, Inc.	5,405	159,501
U.S. Bancorp	11,716	315,980
Wells Fargo & Co.	47,118	1,460,187
Zions Bancorporation	1,888	45,746

Total Commercial Banks		2,980,944

Consumer Finance—4.4%
American Express Co.	9,499	407,697
Capital One Financial Corp.	6,564	279,364
Discover Financial Services	6,038	111,884
SLM Corp.*	8,023	101,010

Total Consumer Finance		899,955

Diversified Financial Services—27.6%
Bank of America Corp.	165,833	2,212,212
Citigroup, Inc.*	328,027	1,551,568
CME Group, Inc., Class A	139	44,723
IntercontinentalExchange, Inc.*	143	17,038
JPMorgan Chase & Co.	40,576	1,721,234
Leucadia National Corp.*	681	19,871
Moody’s Corp.	1,081	28,690
NASDAQ OMX Group, Inc.*	2,077	49,246
NYSE Euronext	2,265	67,905

Total Diversified Financial Services		5,712,487

Insurance—40.1%
ACE Ltd.	3,901	242,837
Aflac, Inc.	5,377	303,424
Allstate Corp.	15,164	483,428
American International Group, Inc.*	23,070	1,329,293
AON Corp.	2,589	119,120
Assurant, Inc.	3,337	128,541
Berkshire Hathaway, Inc., Class B*	24,323	1,948,516
Chubb Corp.	3,342	199,317
Cincinnati Financial Corp.	1,831	58,024
Genworth Financial, Inc., Class A*	11,396	149,743
Hartford Financial Services
Group, Inc.	13,354	353,748
Lincoln National Corp.	5,484	152,510
Loews Corp.	5,700	221,787
Marsh & McLennan Cos., Inc.	5,977	163,411
MetLife, Inc.	17,840	792,810
Principal Financial Group, Inc.	4,250	138,380
Progressive Corp.	10,778	214,159
Prudential Financial, Inc.	10,299	604,654
Torchmark Corp.	838	50,062
Travelers Cos., Inc.	6,845	381,335
Unum Group	6,316	152,974
XL Group PLC, Class A	4,413	96,292

Total Insurance		8,284,365

Paper & Forest Products—0.5%
Weyerhaeuser Co.(a)	5,316	100,632

Real Estate Investment Trusts—1.8%
Apartment Investment &
Management Co., Class A(a)	700	18,088
AvalonBay Communities, Inc.(a)	121	13,619
Boston Properties, Inc.(a)	281	24,194
Equity Residential(a)	601	31,222
HCP, Inc.(a)	565	20,786
Health Care REIT, Inc.(a)	216	10,290
Host Hotels & Resorts, Inc.(a)	3,711	66,316
Kimco Realty Corp.(a)	791	14,270
Plum Creek Timber Co., Inc.(a)	453	16,965
ProLogis(a)	1,092	15,768
Public Storage(a)	249	25,254
Simon Property Group, Inc.(a)	607	60,390
Ventas, Inc.(a)	303	15,901
Vornado Realty Trust(a)	523	43,582

Total Real Estate Investment Trusts		376,645

Real Estate Management & Development—0.4%
CB Richard Ellis Group, Inc., Class A*	3,531	72,315

Thrifts & Mortgage Finance—0.3%
Hudson City Bancorp, Inc.	3,614	46,042
People’s United Financial, Inc.	1,212	16,980

Total Thrifts & Mortgage Finance		63,022

Total Investments—100.1%
(Cost $20,288,736)		20,677,823

Liabilities in Excess of
Other Assets—(0.1)%		(11,719)

Net Assets—100.0%		$20,666,104

*	Non-income producing security
(a)	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
REVENUESHARES ADR FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS—98.8%
Automobiles & Components—5.5%
Honda Motor Co. Ltd. (a)	23,846	$941,917
Magna International, Inc., Class A	4,085	212,420
Toyota Motor Corp. (a)	26,405	2,076,225

Total Automobiles & Components		3,230,562

Banks—12.7%
Banco Bilbao Vizcaya Argentaria
SA (a)	27,801	282,736
Banco Bradesco SA (a)	30,975	628,483
Banco de Chile (a)	302	26,691
Banco Santander Chile (a)	383	35,799
Banco Santander SA (a)	52,229	556,239
Bank of Montreal	2,527	145,479
Bank of Nova Scotia	3,985	227,942
Barclays PLC (a)	36,333	600,221
Canadian Imperial Bank of Commerce	1,691	132,574
Credicorp Ltd.	197	23,425
HSBC Holdings PLC (a)	16,887	861,913
Itau Unibanco Holding SA (a)	23,052	553,479
KB Financial Group, Inc. (a)	10	529
Lloyds Banking Group PLC (a)	162,638	668,442
Mitsubishi UFJ Financial
Group, Inc. (a)	93,166	504,028
Mizuho Financial Group, Inc. (a)	73,591	275,966
National Bank of Greece SA (a)	58,836	98,845
Royal Bank of Canada	5,725	299,761
Royal Bank of Scotland
Group PLC* (a)	58,032	714,954
Shinhan Financial Group Co., Ltd. (a)	190	17,826
Sumitomo Mitsui Financial
Group, Inc. (a)	40,674	289,192
Toronto-Dominion Bank	3,174	235,860
Westpac Banking Corp. (a)	3,094	354,139

Total Banks		7,534,523

Capital Goods—4.1%
ABB Ltd.* (a)	14,464	324,717
Embraer SA (a)	1,815	53,361
Koninklijke Philips Electronics NV	11,132	341,752
Kubota Corp. (a)	2,264	107,540
Mitsui & Co. Ltd. (a)	1,494	490,256
Nidec Corp. (a)	2,423	61,035
Siemens AG (a)	8,442	1,048,919

Total Capital Goods		2,427,580

Consumer Durables & Apparel—2.8%
Gildan Activewear, Inc.*	436	12,422
Luxottica Group SpA (a)	2,433	74,498
Panasonic Corp. (a)	55,175	777,967
Sony Corp. (a)	21,935	783,299

Total Consumer Durables & Apparel		1,648,186

Consumer Services—0.3%
Carnival PLC (a)	2,982	138,275
Intercontinental Hotels Group PLC (a)	832	16,416
Tim Hortons, Inc.	570	23,501

Total Consumer Services		178,192

Diversified Financials—5.9%
Credit Suisse Group AG (a)	11,431	461,927
Deutsche Bank AG	10,916	568,178
ING Groep NV* (a)	189,555	1,855,744
Nomura Holdings, Inc. (a)	17,993	114,795
ORIX Corp. (a)	1,008	49,120
UBS AG*	25,297	416,642

Total Diversified Financials		3,466,406

Energy—29.8%
BP PLC (a)	60,082	2,653,822
Cameco Corp.	399	16,112
Canadian Natural Resources Ltd.	2,609	115,892
Cenovus Energy, Inc.	3,758	124,916
China Petroleum & Chemical
Corp. (a)	27,373	2,619,322
CNOOC Ltd. (a)	937	223,353
Enbridge, Inc.	2,325	131,130
Encana Corp.	3,422	99,649
Enerplus Resources Fund	316	9,745
ENI SpA (a)	28,388	1,241,691
Imperial Oil Ltd.	4,868	197,251
Nexen, Inc.	2,596	59,448
Penn West Energy Trust (b)	912	21,815
PetroChina Co. Ltd. (a)	14,655	1,926,986
Petroleo Brasileiro SA, Class A (a)	33,631	1,149,171
Repsol YPF SA (a)	23,826	665,698
Royal Dutch Shell PLC, Class A (a)	24,402	1,629,566
Royal Dutch Shell PLC, Class B (a)	24,406	1,627,148
Statoil ASA (a)	34,111	810,819
Suncor Energy, Inc.	7,586	290,468
Talisman Energy, Inc.	2,819	62,554
Tenaris SA (a)	1,730	84,735
Total SA (a)	32,721	1,749,919
TransCanada Corp.	2,040	77,602

Total Energy		17,588,812

Food & Staples Retailing—0.5%
Delhaize Group SA (a)	3,791	279,435

Food, Beverage & Tobacco—2.5%
Anheuser-Busch InBev NV (a)	6,372	363,778
British American Tobacco PLC (a)	3,053	237,218
Diageo PLC (a)	2,105	156,465
Fomento Economico Mexicano
SAB de CV (a)	2,522	141,030
Unilever NV	9,108	285,991
Unilever PLC (a)	9,265	286,103

Total Food, Beverage & Tobacco		1,470,585

Health Care Equipment & Services—0.3%
Fresenius Medical Care AG & Co.
KGaA (a)	2,047	118,091
Smith & Nephew PLC (a)	745	39,150

Total Health Care Equipment & Services		157,241

Insurance—5.6%
Aegon NV, Class G*	69,314	424,895
Aviva PLC (a)	66,456	824,719
China Life Insurance Co. Ltd. (a)	10,567	646,383

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES ADR FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

Insurance (continued)
Manulife Financial Corp.	21,502	$369,404
Prudential PLC* (a)	39,954	833,441
Sun Life Financial, Inc.	7,574	227,977

Total Insurance		3,326,819

Materials—5.7%
Agnico-Eagle Mines Ltd.	142	10,891
Agrium, Inc.	1,120	102,760
ArcelorMittal	20,707	789,558
Barrick Gold Corp.	1,787	95,033
BHP Billiton Ltd. (a)	2,900	269,468
BHP Billiton PLC (a)	3,342	269,031
Cemex SAB de CV* (a)	12,886	138,009
Cia de Minas Buenaventura SA (a)	223	10,918
Cia Siderurgica Nacional SA (a)	4,570	76,182
CRH PLC (a)	11,605	241,384
Eldorado Gold Corp.	331	6,147
Fibria Celulose SA* (a)	2,281	36,496
Gerdau SA (a)	11,983	167,642
Goldcorp, Inc.	699	32,140
IAMGOLD Corp.	523	9,309
Kinross Gold Corp.	1,420	26,923
POSCO (a)	2,359	254,041
Potash Corp. of Saskatchewan, Inc.	352	54,500
Rio Tinto PLC (a)	6,944	497,607
Sociedad Quimica y Minera
de Chile SA (a)	305	17,818
Southern Copper Corp.	878	42,794
Syngenta AG (a)	1,925	113,152
Teck Resources Ltd., Class B	1,334	82,481
Yamana Gold, Inc.	1,122	14,362

Total Materials		3,358,646

Media—0.8%
Grupo Televisa SA* (a)	1,660	43,044
Pearson PLC (a)	5,608	89,111
Reed Elsevier NV (a)	1,886	46,735
Shaw Communications, Inc., Class B	1,572	33,610
Thomson Reuters Corp.	3,496	130,296
WPP PLC (a)	2,321	144,157

Total Media		486,953

Pharmaceuticals, Biotechnology & Life Sciences—3.1%
AstraZeneca PLC (a)	7,188	332,014
Elan Corp. PLC* (a)	3,651	20,920
GlaxoSmithKline PLC (a)	11,339	444,716
Novartis AG (a)	8,011	472,248
Novo Nordisk A/S (a)	911	102,551
QIAGEN NV*	542	10,596
Sanofi-Aventis SA (a)	12,665	408,193
Shire PLC (a)	491	35,538
Valeant Pharmaceuticals
International, Inc.	302	8,544

Total Pharmaceuticals, Biotechnology
& Life Sciences		1,835,320

Real Estate—0.2%
Brookfield Asset Management, Inc.,
Class A	4,041	134,525

Semiconductors & Semiconductor Equipment—0.5%
Advantest Corp. (a)	279	6,303
ARM Holdings PLC (a)	278	5,768
ASML Holding NV, Class G	1,046	40,104
STMicroelectronics NV, Class Y	9,258	96,653
Taiwan Semiconductor Manufacturing
Co. Ltd. (a)	8,642	108,371
United Microelectronics Corp. (a)	10,446	33,009

Total Semiconductors &
Semiconductor Equipment		290,208

Software & Services—0.3%
SAP AG (a)	3,080	155,879

Technology Hardware & Equipment—4.9%
Alcatel-Lucent* (a)	71,949	212,969
AU Optronics Corp.* (a)	12,201	127,134
Canon, Inc. (a)	7,674	393,983
Hitachi Ltd. (a)	19,537	1,042,299
Kyocera Corp. (a)	1,151	117,759
Nokia OYJ (a)	55,327	570,975
Research In Motion Ltd.*	2,288	133,001
Telefonaktiebolaget LM Ericsson (a)	24,177	278,761

Total Technology Hardware &
Equipment		2,876,881

Telecommunication Services—10.6%
America Movil SAB de CV, Series R (a)	7,470	428,330
BCE, Inc.	4,708	166,946
BT Group PLC (a)	12,276	350,357
China Mobile Ltd. (a)	13,891	689,271
Chunghwa Telecom Co. Ltd. (a)	2,297	58,045
France Telecom SA (a)	28,756	606,176
Nippon Telegraph & Telephone
Corp. (a)	48,467	1,111,833
NTT DoCoMo, Inc. (a)	26,875	468,163
Portugal Telecom SGPS SA (a)	7,104	81,412
Rogers Communications, Inc.,
Class B	3,257	112,790
Tele Norte Leste Participacoes SA (a)	11,345	166,771
Telecom Italia SpA (a)	27,594	357,066
Telefonica SA (a)	11,810	808,040
Telefonos de Mexico SAB de CV (a)	5,576	89,997
TELUS Corp., Class A	2,053	89,429
Vodafone Group PLC (a)	26,818	708,800

Total Telecommunication Services		6,293,426

Transportation—0.3%
Canadian National Railway Co.	1,108	73,649
Canadian Pacific Railway Ltd.	680	44,071
Lan Airlines SA (a)	1,330	40,937
Ryanair Holdings PLC (a)	1,398	43,002

Total Transportation		201,659

Utilities—2.4%
Centrais Eletricas Brasileiras SA,
Class C (a)	11,144	153,230
Cia Energetica de Minas Gerais (a)	3,769	62,528
Empresa Nacional de Electricidad SA (a)	844	47,441
Enersis SA (a)	5,143	119,420

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES ADR FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

Utilities (continued)
Korea Electric Power Corp.* (a)	22,583	$305,096
National Grid PLC (a)	5,118	227,137
TransAlta Corp.	1,224	25,961
Veolia Environnement SA (a)	16,599	487,347

Total Utilities		1,428,160

Total Common Stocks
(Cost $52,634,376)		58,369,998

PREFERRED STOCKS—1.1%
Food, Beverage & Tobacco—0.4%
Cia de Bebidas das Americas (a)	8,620	267,479

Materials—0.6%
Vale SA, Class B (a)	12,678	383,129

Utilities—0.1%
Cia Paranaense de Energia-Copel
Preference B (a)	1,337	33,652

Total Preferred Stocks
(Cost $531,700)		684,260

Total Investments—99.9%
(Cost $53,166,076)		59,054,258

Other Assets in Excess
of Liabilities—0.1%		41,687

Net Assets—100.0%		$59,095,945

		% of
Country	Value	Net Assets

Australia	$623,607	1.1%
Belgium	643,213	1.1
Brazil	3,731,603	6.3
Canada	4,350,994	7.4
Chile	288,106	0.5
China	2,573,369	4.3
Denmark	102,551	0.2
Finland	570,975	1.0
France	3,464,604	5.9
Germany	1,891,067	3.2
Greece	98,845	0.2
Hong Kong	3,531,946	6.0
Ireland	340,844	0.6
Italy	1,673,255	2.8
Japan	9,611,680	16.2
Jersey Islands	144,157	0.2
Luxembourg	874,293	1.5
Mexico	840,410	1.4
Netherlands	6,262,531	10.6
Norway	810,819	1.4
Peru	34,343	— †
Portugal	81,412	0.1
South Korea	577,492	1.0
Spain	2,312,713	3.9
Sweden	278,761	0.5
Switzerland	1,885,339	3.2
Taiwan	326,559	0.5
United Kingdom	10,955,680	18.5
United States	173,090	0.3

Total Investments	59,054,258	99.9
Other Assets in Excess of
Liabilities	41,687	0.1

Net Assets	59,095,945	100.0%

(a)	American Depositary Receipt

*	Non-income producing security

(b)	Units

†	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
REVENUESHARES NAVELLIER OVERALL A-100 FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS—100.2%
Automobiles & Components—15.8%
Autoliv, Inc.	5,737	$452,879
BorgWarner, Inc.*	4,845	350,584
Dorman Products, Inc.*	1,200	43,488
Magna International, Inc., Class A	12,981	675,012

Total Automobiles & Components		1,521,963

Banks—4.9%
Abington Bancorp, Inc.	1,573	18,766
Banco de Chile (a)	2,387	210,963
Corpbanca SA (a)	777	71,888
Grupo Financiero Galicia SA* (a)	6,507	99,622
Indiana Community Bancorp	1,174	19,888
Pacific Premier Bancorp, Inc.*	2,892	18,191
WSFS Financial Corp.	608	28,843

Total Banks		468,161

Capital Goods—17.3%
3D Systems Corp.*	786	24,751
Astronics Corp.*	1,272	26,712
Cummins, Inc.	6,153	676,892
Global Power Equipment Group, Inc.*	2,229	51,713
Middleby Corp.*	667	56,308
Sauer-Danfoss, Inc.*	3,834	108,310
Tata Motors Ltd. (a)	23,385	686,116
Twin Disc, Inc.	1,069	31,920

Total Capital Goods		1,662,722

Commercial & Professional Services—0.7%
Acacia Research — Acacia
Technologies*	948	24,591
AT Cross Co., Class A*	2,566	24,762
Food Technology Service, Inc.*	4,023	14,885

Total Commercial & Professional
Services		64,238

Consumer Durables & Apparel—3.7%
Fossil, Inc.*	1,885	132,855
Kingold Jewelry, Inc.*	8,626	35,194
Lululemon Athletica, Inc.*	799	54,668
Polaris Industries, Inc.	1,661	129,591

Total Consumer Durables & Apparel		352,308

Consumer Services—6.0%
Coinstar, Inc.*	1,813	102,326
Krispy Kreme Doughnuts, Inc.*	5,283	36,875
Las Vegas Sands Corp.*	8,968	412,080
Stonemor Partners LP	905	27,159

Total Consumer Services		578,440

Energy—1.0%
OYO Geospace Corp.*	250	24,778
RPC, Inc.	4,060	73,567

Total Energy		98,345

Food, Beverage & Tobacco—1.8%
Boston Beer Co., Inc., Class A*	455	43,266
Embotelladora Andina SA, Class B (a)	4,245	128,496

Total Food, Beverage & Tobacco		171,762

Health Care Equipment & Services—0.6%
Cardica, Inc.*	3,463	15,099
Medidata Solutions, Inc.*	1,048	25,026
Mediware Information Systems*	1,732	18,619

Total Health Care Equipment
& Services		58,744

Household & Personal Products—1.9%
Herbalife Ltd.	2,641	180,565

Materials—5.3%
Fuwei Films Holdings Co. Ltd.*	5,503	17,665
Great Northern Iron Ore Properties	119	16,718
Handy & Harman Ltd.*	4,257	55,256
Innospec, Inc.*	2,747	56,039
Kronos Worldwide, Inc.	2,450	104,100
Material Sciences Corp.*	3,892	24,870
Mercer International, Inc.*	10,789	83,615
Mesabi Trust	438	16,859
TPC Group, Inc.*	4,335	131,437

Total Materials		506,559

Media—0.6%
Global Traffic Network, Inc.*	2,336	21,608
Imax Corp.*	1,184	33,211

Total Media		54,819

Pharmaceuticals, Biotechnology & Life Sciences—3.6%
Ariad Pharmaceuticals, Inc.*	5,132	26,173
Columbia Laboratories, Inc.*	8,037	18,244
Illumina, Inc.*	1,059	67,077
Perrigo Co.	2,555	161,808
Questcor Pharmaceuticals, Inc.*	1,497	22,051
Viropharma, Inc.*	2,351	40,719
VirtualScopics, Inc.*	7,005	14,991

Total Pharmaceuticals, Biotechnology
& Life Sciences		351,063

Real Estate—0.3%
Newcastle Investment Corp.* (b)	5,055	33,869

Retailing—15.0%
Advance Auto Parts, Inc.	5,744	379,965
Destination Maternity Corp.*	1,276	48,399
Dollar Tree, Inc.*	6,648	372,820
Ltd. Brands, Inc.	19,477	598,528
Zumiez, Inc.*	1,563	41,998

Total Retailing		1,441,710

Semiconductors & Semiconductor Equipment—5.0%
Amtech Systems, Inc.*	882	22,182
Atmel Corp.*	9,199	113,332
Avago Technologies Ltd.*	5,152	146,677
AXT, Inc.*	2,029	21,183
Micrel, Inc.	2,497	32,436
MIPS Technologies, Inc., Class A*	1,393	21,118
Omnivision Technologies, Inc.*	2,135	63,217
Silicon Image, Inc.*	3,680	27,048
Spreadtrum Communications, Inc.* (a)	1,712	31,450

Total Semiconductors &
Semiconductor Equipment		478,643

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUE SHARES NAVELLIER OVERALL A-100 FUND
DECEMBER 31, 2010 (UNAUDITED)

Investments	Shares	Value

Software & Services—7.2%
Baidu, Inc.* (a)	797	$76,934
Cimatron Ltd.*	6,491	18,564
Cognizant Technology Solutions
Corp., Class A*	3,770	276,303
Constant Contact, Inc.*	830	25,722
Dice Holdings, Inc.*	1,627	23,347
iGate Corp.	1,519	29,939
LogMeIn, Inc.*	458	20,308
OpenTable, Inc.*	291	20,510
Opnet Technologies, Inc.	896	23,986
Quest Software, Inc.*	2,247	62,332
Travelzoo, Inc.*	542	22,341
VeriFone Systems, Inc.*	2,010	77,506
Zix Corp.*	4,132	17,644

Total Software & Services		695,436

Technology Hardware & Equipment—5.0%
ADTRAN, Inc.	1,413	51,165
Alliance Fiber Optic Products, Inc.*	1,296	20,321
DDI Corp.	2,623	30,846
F5 Networks, Inc.*	534	69,505
Finisar Corp.*	2,317	68,792
Hypercom Corp.*	5,115	42,813
Kemet Corp.*	5,253	76,589
Measurement Specialties, Inc.*	1,059	31,082
Silicom Ltd.*	915	17,037
SMTC Corp.*	9,406	30,099
Technical Communications Corp.	1,201	16,490
Westell Technologies, Inc., Class A*	8,258	27,004

Total Technology Hardware
& Equipment		481,743

Telecommunication Services—0.5%
General Communication, Inc., Class A*	4,179	52,906

Transportation—3.6%
Lan Airlines SA (a)	9,287	285,854
Park-Ohio Holdings Corp.*	3,049	63,754

Total Transportation		349,608

Utilities—0.4%
Transportadora de Gas del Sur SA (a)	7,638	42,849

Total Investments—100.2%
(Cost $9,185,236)		9,646,453

Liabilities in Excess of
Other Assets—(0.2)%		(21,784)

Net Assets—100.0%		$9,624,669

*	Non-income producing security

(a)	American Depositary Receipt

(b)	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010 (UNAUDITED)

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund

ASSETS:
Investments at value
(Note 2)	$188,800,134	$138,589,580	$128,223,572	$20,677,823	$59,054,258	$9,646,453
Cash	142,148	107,833	69,257	26,049	131,880	4,938
Receivables:
Expense reimbursement
due from Advisor	—	—	—	2,084	—	2,907
Dividends	224,321	80,042	67,485	9,375	81,950	316
Securities sold	1,399,174	199,046	1,278,943	232,279	3,228,510	7,078,448
Prepaid Expenses	921	1,841	2,157	304	866	233

Total Assets	190,566,698	138,978,342	129,641,414	20,947,914	62,497,464	16,733,295

LIABILITIES:
Payables:
Investment securities
purchased	720,544	13,549	1,028,150	—	3,073,104	7,028,920
Income Distributions
Payable	716,845	248,892	315,638	56,999	266,197	49,570
Capital Gains Distributions
Payable	—	—	—	193,752	—	—
Advisory fees (Note 3)	33,802	27,709	24,894	—	4,450	—
Principal Financial
& Compliance
Officer fees	7,320	7,346	7,738	2,041	3,797	3,530
Trustee fees	4,745	3,837	3,636	416	1,488	607
Other accrued expenses	140,481	95,894	95,700	28,602	52,483	25,999

Total Liabilities	1,623,737	397,227	1,475,756	281,810	3,401,519	7,108,626

NET ASSETS	$188,942,961	$138,581,115	$128,165,658	$20,666,104	$59,095,945	$9,624,669

NET ASSETS CONSIST OF:
Paid-in capital	$168,205,240	$112,578,580	$102,936,153	$19,432,202	$54,454,331	$7,665,436
Distributions in excess of
net investment income	(1,529)	(1,054)	(449)	(1,105)	(22,937)	(496)
Accumulated net realized gain
(loss) on investments	(1,918,109)	3,005,047	3,231,293	845,920	(1,223,631)	1,498,512
Net unrealized
appreciation
(depreciation) on
investments	22,657,359	22,998,542	21,998,661	389,087	5,888,182	461,217

NET ASSETS	$188,942,961	$138,581,115	$128,165,658	$20,666,104	$59,095,945	$9,624,669

Shares outstanding
(unlimited number of
shares of beneficial
interest authorized,
without par value)	8,001,400	4,701,400	3,951,400	650,000	1,550,000	250,000
Net asset value, per share	$23.61	$29.48	$32.44	$31.79	$38.13	$38.50

Investments at cost	$166,142,775	$115,591,038	$106,224,911	$20,288,736	$53,166,076	$9,185,236

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED DECEMBER 31, 2010 (UNAUDITED )

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund

INVESTMENT INCOME:
Dividend income	$1,759,810	$727,833	$702,318	$129,510	$739,270	$114,126
Foreign withholding tax	(122)	—	—	(121)	(83,732)	(1,420)

Total Income	1,759,688	727,833	702,318	129,389	655,538	112,706

EXPENSES:
Advisory fees (Note 3)	372,277	285,237	283,482	50,418	166,891	28,924
BNY Fund Services fees	150,324	117,580	119,387	23,920	64,179	12,666
Professional fees	37,111	24,566	24,227	14,200	16,427	13,273
Compliance fees	12,536	10,745	11,342	4,725	6,567	4,478
Principal Financial Officer fees	12,871	11,033	11,645	4,852	6,742	4,597
Printing and Postage	15,123	9,075	8,183	2,028	3,025	1,562
Trustees fees	4,413	3,305	3,206	526	1,190	504
Registration fees	2,521	2,318	2,521	504	1,562	151
Other expense	12,716	11,496	11,342	11,254	11,634	8,580

Total Expenses	619,892	475,355	475,335	112,427	278,217	74,735

Less expense waivers
and reimbursements (Note 3)	(214,579)	(167,299)	(168,774)	(56,528)	(141,923)	(45,811)

Net Expenses	405,313	308,056	306,561	55,899	136,294	28,924

Net Investment Income	1,354,375	419,777	395,757	73,490	519,244	83,782

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss)
on investments	(153,261)	3,034,829	1,054,346	(247,383)	(803,557)	1,277,896
Net realized gain (loss)
on in-kind redemptions	2,268,702	1,396,363	4,288,365	1,430,602	651,002	1,272,005

Total net realized gain (loss)	2,115,441	4,431,192	5,342,711	1,183,219	(152,555)	2,549,901
Net change in unrealized
appreciation (depreciation)
on investments	30,257,822	23,933,328	21,945,235	1,815,939	12,108,565	38,488

Net realized and unrealized
gain (loss) on investments	32,373,263	28,364,520	27,287,946	2,999,158	11,956,010	2,588,389

Net Increase in Net
Assets Resulting
From Operations	$33,727,638	$28,784,297	$27,683,703	$3,072,648	$12,475,254	$2,672,171

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund

	Six-Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010	Six-Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010	Six-Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010

OPERATIONS:
Net investment income	$1,354,375	$1,485,899	$419,777	$556,812	$395,757	$199,497
Net realized gain (loss) on
investments	2,115,441	6,492,330	4,431,192	6,947,066	5,342,711	6,908,858
Net change in unrealized
appreciation (depreciation)
on investments	30,257,822	(2,698,739)	23,933,328	(2,022,385)	21,945,235	(2,202,031)

Net increase (decrease) in
net assets resulting from
operations	33,727,638	5,279,490	28,784,297	5,481,493	27,683,703	4,906,324

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(1,855,487)	(1,170,367)	(571,134)	(447,496)	(482,779)	(135,857)
Realized gains	—	—	—	—	—	—

Total distributions to
shareholders	(1,855,487)	(1,170,367)	(571,134)	(447,496)	(482,779)	(135,857)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	28,777,719	105,841,236	16,036,524	84,452,205	8,795,186	93,864,879
Cost of shares redeemed	(10,427,595)	(24,462,877)	(5,938,498)	(19,382,638)	(17,149,422)	(21,415,558)

Net increase (decrease) in
net assets resulting from
shareholder transactions	18,350,124	81,378,359	10,098,026	65,069,567	(8,354,236)	72,449,321

Increase in net assets	50,222,275	85,487,482	38,311,189	70,103,564	18,846,688	77,219,788

NET ASSETS:
Beginning of period	138,720,686	53,233,204	100,269,926	30,166,362	109,318,970	32,099,182

End of period	$188,942,961	$138,720,686	$138,581,115	$100,269,926	$128,165,658	$109,318,970

Undistributed net investment
income (loss) included in
net assets at end of period	$(1,529)	$499,583	$(1,054)	$150,303	$(449)	$86,573

CHANGES IN SHARES
OUTSTANDING:
Shares outstanding,
beginning of period	7,151,400	3,201,400 [1]	4,351,400	1,601,400 [1]	4,301,400	1,601,400 [1]
Shares sold	1,350,000	5,150,000 [1]	600,000	3,550,000 [1]	300,000	3,550,000 [1]
Shares redeemed	(500,000)	(1,200,000)[1]	(250,000)	(800,000)[1]	(650,000)	(850,000)[1]

Shares outstanding, end
of period	8,001,400	7,151,400	4,701,400	4,351,400	3,951,400	4,301,400

*	Commencement of operations .

[1]	On November 6, 2008, there was a 2 for 1 stock split. Historical share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS — concluded

	RevenueShares Financials Sector Fund		RevenueShares ADR Fund		RevenueShares Navellier Overall A-100 Fund

	Six-Months EndedDecember 31,2010 (Unaudited)	Year Ended June 30, 2010	Six-Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010	Six-Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010

OPERATIONS:
Net investment income	$73,490	$71,095	$519,244	$1,007,996	$83,782	$35,103
Net realized gain (loss) on
investments	1,183,219	1,142,697	(152,555)	618,236	2,549,901	873,823
Net change in unrealized
appreciation (depreciation)
on investments	1,815,939	(1,905,053)	12,108,565	(6,725,823)	38,488	56,346

Net increase (decrease) in
net assets resulting from
operations	3,072,648	(691,261)	12,475,254	(5,099,591)	2,672,171	965,272

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(90,186)	(63,988)	(1,106,731)	(507,284)	(95,317)	(25,431)
Realized gains	(193,752)	—	—	(150,700)	—	(192,120)

Total distributions to
shareholders	(283,938)	(63,988)	(1,106,731)	(657,984)	(95,317)	(217,551)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,480,702	22,490,648	3,656,796	54,509,225	5,091,821	17,164,040
Cost of shares redeemed	(8,174,835)	(2,754,245)	(3,570,308)	(8,632,651)	(8,432,113)	(13,027,298)

Net increase (decrease) in
net assets resulting from
shareholder transactions	(6,694,133)	19,736,403	86,488	45,876,574	(3,340,292)	4,136,742

Increase (Decrease) in
net assets	(3,905,423)	18,981,154	11,455,011	40,118,999	(763,438)	4,884,463

NET ASSETS:
Beginning of period	24,571,527	5,590,373	47,640,934	7,521,935	10,388,107	5,503,644

End of period	$20,666,104	$24,571,527	$59,095,945	$47,640,934	$9,624,669	$10,388,107

Undistributed net
investment income (loss) included in
net assets at end of period	$(1,105)	$15,591	$(22,937)	$564,550	$(496)	$11,039

CHANGES IN SHARES
OUTSTANDING:
Shares outstanding,
beginning of period	900,000	250,000	1,550,000	250,000	350,000	200,000
Shares sold	50,000	750,000	100,000	1,550,000	150,000	550,000
Shares redeemed	(300,000)	(100,000)	(100,000)	(250,000)	(250,000)	(400,000)

Shares outstanding, end
of period	650,000	900,000	1,550,000	1,550,000	250,000	350,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

RevenueShares Large Cap Fund					RevenueShares Mid Cap Fund

Six Months Ended December 31, 2010 (Unaudited)		Year Ended June 30, 2010	Year Ended June 30, 2009[2]	For the Period February 22, 2008[1] Through June 30, 2008[2]	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010	Year Ended June 30, 2009[2]	For the Period February 22, 2008[1] Through June 30, 2008[2]

Per Share Operating
Performance:
Net asset value, beginning
of period	$19.40	$16.63	$22.87	$25.00	$23.04	$18.84	$24.17	$25.00

Net investment income[3]	0.18	0.29	0.33	0.15	0.10	0.17	0.18	0.08
Net realized and unrealized
gain (loss) on investments	4.28	2.74	(6.34)	(2.23)	6.47	4.18	(5.36)	(0.84)

Total gain (loss)
from investment operations	4.46	3.03	(6.01)	(2.08)	6.57	4.35	(5.18)	(0.76)

Less Distributions
from:
Net investment
income	(0.25)	(0.26)	(0.23)	(0.05)	(0.13)	(0.15)	(0.15)	(0.07)
Realized gains	—	—	—	—	—	—	—	—

Total distributions	(0.25)	(0.26)	(0.23)	(0.05)	(0.13)	(0.15)	(0.15)	(0.07)

Net asset value,
end of period	$23.61	$19.40	$16.63	$22.87	$29.48	$23.04	$18.84	$24.17

Total Return at Net
Asset Value[4]	23.12%	18.21%	(26.27)%	(8.31)%	28.59%	23.07%	(21.39)%	(3.02)%
Total Return at Market Value[4]	22.84%	17.99%	(26.52)%	(8.19)%	28.34%	22.86%	(21.71)%	(2.44)%

Ratios/Supplemental
Data:
Net assets, end of
period (000’s
omitted)	$188,943	$138,721	$53,233	$32,048	$138,581	$100,270	$30,166	$4,869
Ratio to average net
assets of:
Expenses, net of
expense
waivers and
reimbursements	0.49%[5]	0.49%	0.49%	0.49%[5]	0.54%[5]	0.54%	0.54%	0.54%[5]
Expenses, prior to expense
waivers and
reimbursements	0.75%[5]	0.85%	1.89%	2.32%[5]	0.83%[5]	0.89%	2.02%	4.93%[5]
Net investment
income, net of
waivers and
reimbursements	1.64%[5]	1.44%	2.05%	1.87%[5]	0.74%[5]	0.71%	1.12%	0.89%[5]
Portfolio turnover rate[6]	13.02%	6.72%	23.67%	0.88%	26.39%	14.51%	35.25%	1.07%

[1]	Commencement of operations.

[2]	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.

[3]	Based on average daily shares outstanding.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

[5]	Annualized for periods less than one year.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS — continued

	RevenueShares Small Cap Fund				RevenueShares Financials Sector Fund

	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010	Year Ended June 30, 2009[2]	For the Period February 22, 2008[1] Through June 30, 2008[2]	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010	For the Period November 10, 2008[1] Through June 30, 2009

Per Share Operating
Performance:
Net asset value, beginning
of period	$25.41	$20.04	$23.35	$25.00	$27.30	$22.36	$25.00

Net investment income[3]	0.10	0.07	0.11	0.08	0.10	0.15	0.19
Net realized and unrealized
gain (loss) on investments	7.05	5.35	(3.32)	(1.67)	4.82	4.96	(2.69)

Total gain (loss) from
investment operations	7.15	5.42	(3.21)	(1.59)	4.92	5.11	(2.50)

Less Distributions from:
Net investment income	(0.12)	(0.05)	(0.10)	(0.06)	(0.13)	(0.17)	(0.14)
Realized gains	—	—	—	—	(0.30)	—	—

Total distributions	(0.12)	(0.05)	(0.10)	(0.06)	(0.43)	(0.17)	(0.14)

Net asset value, end
of period	$32.44	$25.41	$20.04	$23.35	$31.79	$27.30	$22.36

Total Return at Net
Asset Value[4]	28.18%	27.07%	(13.67)%	(6.36)%	18.03%	22.87%	(9.87)%
Total Return at Market Value[4]	27.90%	26.88%	(13.67)%	(6.10)%	16.76%	23.00%	(10.03)%

Ratios/Supplemental Data:
Net assets, end of period
(000’s omitted)	$128,166	$109,319	$32,099	$4,702	$20,666	$24,572	$5,590
Ratio to average net
assets of:
Expenses, net of
expense waivers	0.54%[5]	0.54%	0.54%	0.54%[5]	0.49%[5]	0.49%	0.49%[5]
Expenses, prior to
expense waivers	0.84%[5]	0.89%	2.20%	5.03%[5]	1.00%[5]	1.11%	3.14%[5]
Net investment income,
net of waivers	0.70%[5]	0.25%	0.62%	0.85%[5]	0.66%[5]	0.51%	1.60%[5]
Portfolio turnover rate[6]	28.94%	16.33%	32.38%	6.44%	12.74%	1.76%	19.26%

[1]	Commencement of operations.

[2]	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.

[3]	Based on average daily shares outstanding.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

[5]	Annualized for periods less than one year.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS — concluded

	RevenueShares ADR Fund			RevenueShares Navellier Overall A-100 Fund

	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010	For the Period November 18, 2008[1] Through June 30, 2009	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010	For the Period January 21, 2009[1] Through June 30, 2009

Per Share Operating Performance:
Net asset value, beginning of period	$30.74	$30.09	$25.00	$29.68	$27.52	$25.00

Net investment income[3]	0.34	1.07	0.58	0.30	0.10	0.09
Net realized and unrealized
gain (loss) on investments	7.76	0.40	4.68	8.87	2.61	2.52

Total gain (loss) from
investment operations	8.10	1.47	5.26	9.17	2.71	2.61

Less Distributions from:
Net investment income	(0.71)	(0.68)	(0.17)	(0.35)	(0.07)	(0.09)
Realized gains	—	(0.14)	—	—	(0.48)	—

Total distributions	(0.71)	(0.82)	(0.17)	(0.35)	(0.55)	(0.09)

Net asset value, end of period	$38.13	$30.74	$30.09	$38.50	$29.68	$27.52

Total Return at Net Asset Value[4]	26.71%	4.64%	21.15%	30.85%	9.70%	10.48%
Total Return at Market Value[4]	26.06%	4.55%	21.18%	30.26%	9.81%	10.69%

Ratios/Supplemental Data:
Net assets, end of period
(000’s omitted)	$59,096	$47,641	$7,522	$9,625	$10,388	$5,504
Ratio to average net assets of:
Expenses, net of expense
waivers	0.49%[5]	0.49%	0.49%[5]	0.60%[5]	0.60%	0.60%[5]
Expenses, prior to expense
waivers	1.00%[5]	1.08%	3.52%[5]	1.55%[5]	1.40%	3.72%[5]
Net investment income,
net of waivers	1.87%[5]	3.06%	3.79%[5]	1.74%[5]	0.32%	0.81%[5]
Portfolio turnover rate[6]	19.17%	45.80%	82.02%	120.78%	182.12%	32.48%

[1]	Commencement of operations.

[2]	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.

[3]	Based on average daily shares outstanding.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

[5]	Annualized for periods less than one year.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of six active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are not diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund and January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund.

The objective of the Funds (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund) is to outperform the total return performance of the Fund’s corresponding benchmark (Standard & Poor’s (“S&P”) 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, S&P ADR Index, and the Navellier Overall A-100 Index, respectively).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Distributions to Shareholders — Each Fund shareholder is entitled to their share of a Fund’s income and net realized gains on investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.” Income dividends, if any, are generally distributed to shareholders quarterly. Net capital gains are distributed at least annually.

Investment Income — Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses — Expenses of the Trust which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

NOTES TO FINANCIAL STATEMENTS — continued

3. ADVISORY FEES , SERVICING FEES AND OTHER FEES AND EXPENSES

VTL Associates, LLC (the “Adviser”) has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. For the services it provides to the Funds, the Adviser receives an advisory fee.

The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund pay the Adviser an annualized fee of 0.45%, 0.50%, 0.50%, 0.45%, 0.60% and 0.60% respectively, based upon each Fund’s daily net assets.

The Trust and the Adviser have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the net annual fund operating expenses for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund from exceeding 0.49%, 0.54%, 0.54%, 0.49%, 0.49% and 0.60%, respectively, based upon each Fund’s daily net assets. Amounts waived and/or reimbursed pursuant to this agreement are not subject to subsequent recapture by the Adviser. This agreement will remain in effect and will be contractually binding until October 31, 2011, after which it may be terminated or revised.

For the period ended December 31, 2010, the Adviser waived and reimbursed the following fees:

Fund	Fees Waived and Reimbursed

RevenueShares Large Cap Fund	$214,579
RevenueShares Mid Cap Fund	167,299
RevenueShares Small Cap Fund	168,774
RevenueShares Financials Sector Fund	56,528
RevenueShares ADR Fund	141,923
RevenueShares Navellier Overall A-100 Fund	45,811

Pursuant to a Sub-Advisory Agreement between the Adviser and Index Management Solutions, LLC (the “Sub-Adviser”), an affiliate of the Adviser, the Sub-Adviser will be responsible for the day-to-day management of the Funds, subject to the supervision of the Adviser and the Board. In this regard, the Sub-Adviser will be responsible for implementing the investment strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Adviser and Sub-Adviser from time to time. Out of the advisory fee, the Adviser pays all fees and expenses of the Sub-Adviser.

The Bank of New York Mellon Corp. serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Distribution — Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the 1940 Act. Each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of it’s average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Other Service Providers

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer to the Funds.

Neither the Distributor, FCS, FMS nor any of their officers or employees who serve as an officer of the Funds, has any role in determining the investment policies of, or which securities are to be purchased or sold by, the Trust or its Funds. Certain officers or employees of FCS and FMS are also officers of the Trust. FCS and FMS have agreed to waive 10% of their fees when aggregate net assets of the Trust are under $300,000,000 or until December 31, 2010. For the period ended December 31, 2010, FCS and FMS were not required to waive fees pursuant to this agreement.

NOTES TO FINANCIAL STATEMENTS — continued

Licensing Fee Agreements — The Adviser has entered into a licensing agreement for each Fund with RevenueShares Investor Services. The trademarks are owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

4. CREATION AND REDEMPTION TRANSACTIONS

As of December 31, 2010, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at NAV, only in large blocks typically consisting of 50,000 shares or more (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards CodificationTM Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

NOTES TO FINANCIAL STATEMENTS — continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2010 in valuing the Funds’ assets carried at fair value:

Fund	Quoted Prices in Active Markets (Level 1)		Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

	Common Stocks	Preferred Stocks

RevenueShares Large Cap Fund	$188,800,134	—	—	—	$188,800,134
RevenueShares Mid Cap Fund	138,589,580	—	—	—	138,589,580
RevenueShares Small Cap Fund	128,223,572	—	—	—	128,223,572
RevenueShares Financials
Sector Fund	20,677,823	—	—	—	20,677,823
RevenueShares ADR Fund	58,369,998	$684,260	—	—	59,054,258
RevenueShares Navellier
Overall A-100 Fund	9,646,453	—	—	—	9,646,453

At December 31, 2010, the Funds did not hold any Level 2 or Level 3 securities. Please refer to the Schedule of Investments to view equity securities segregated by industry type.

In January, 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires new disclosure regarding transfers into and out of Levels 1 and 2 effective for interim and annual periods beginning after December 15, 2009. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. At December 31, 2010, there were no material transfers between Levels 1 and 2 based on levels assigned to securities on June 30, 2010. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Funds’ financial statements.

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the six months ended December 31, 2010 were as follows:

Fund	Purchases	Sales

RevenueShares Large Cap Fund	$22,686,628	$21,010,671
RevenueShares Mid Cap Fund	29,967,289	29,847,198
RevenueShares Small Cap Fund	32,544,949	35,840,415
RevenueShares Financials Sector Fund	2,773,185	2,987,501
RevenueShares ADR Fund	10,283,546	10,925,858
RevenueShares Navellier Overall A-100 Fund	11,565,016	11,525,185

For the six months ended December 31, 2010, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales

RevenueShares Large Cap Fund	$26,464,321	$10,393,430
RevenueShares Mid Cap Fund	16,018,873	5,932,042
RevenueShares Small Cap Fund	8,788,317	13,862,325
RevenueShares Financials Sector Fund	1,480,243	8,171,805
RevenueShares ADR Fund	3,638,343	3,552,720
RevenueShares Navellier Overall A-100 Fund	5,093,018	8,433,019

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

NOTES TO FINANCIAL STATEMENTS — continued

7. TRUSTEE’S FEES

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees’ fees.

8. FEDERAL INCOME TAX

The Funds intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Internal Revenue Code”). If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders.

At December 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same for book purposes, as indicated below:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

RevenueShares Large Cap Fund	$166,142,775	24,805,658	(2,148,299)	22,657,359
RevenueShares Mid Cap Fund	115,591,038	24,050,272	(1,051,730)	22,998,542
RevenueShares Small Cap Fund	106,224,911	23,452,531	(1,453,870)	21,998,661
RevenueShares Financials Sector Fund	20,288,736	1,189,281	(800,194)	389,087
RevenueShares ADR Fund	53,166,076	6,748,616	(860,434)	5,888,182
RevenueShares Navellier Overall A-100 Fund	9,185,236	527,388	(66,171)	461,217

The tax character of distributions paid during the period ended June 30, 2010 were as follows:

Fund	Distributions Paid From Ordinary Income	Distributions Paid From Long Term Capital Gain

RevenueShares Large Cap Fund	$1,170,367	$—
RevenueShares Mid Cap Fund	447,496	—
RevenueShares Small Cap Fund	135,857	—
RevenueShares Financials Sector Fund	63,988	—
RevenueShares ADR Fund	657,984	—
RevenueShares Navellier Overall A-100 Fund	217,551	—

NOTES TO FINANCIAL STATEMENTS — continued

At June 30, 2010, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the period ended June 30, 2010, the RevenueShares Navellier Overall A-100 Fund utilized capital loss carryforwards of $84,807.

Fund	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Total

RevenueShares Large Cap Fund	$26,666	$386,347	$1,675,893	$2,088,906
RevenueShares Mid Cap Fund	3,042	—	812,268	815,310
RevenueShares SmallCap Fund	—	48,718	710,918	759,636
RevenueShares Financials Sector Fund	—	52,317	21,626	73,943

Post-October losses represent losses realized on investment transactions from November 1, 2009 through June 30, 2010, that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. During the period ended June 30, 2010, the Funds incurred and will elect to defer net capital losses as follows:

Fund	Post-October Capital Losses

RevenueShares Large Cap Fund	$233,101
RevenueShares Mid Cap Fund	148,506
RevenueShares Small Cap Fund	1,021,322
RevenueShares Financials Sector Fund	56,504
RevenueShares ADR Fund	97,968
RevenueShares Navellier Overall A-100 Fund	1,048,642

Financial reporting rules prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Fund will recognize expenses accrued related to unrecognized interest expense and penalties in “Other” expense on the Statement of Operations. Management has determined that there is no impact resulting from the application of this interpretation to the Funds’ financial statements.

Financial reporting rules require management of the Funds to analyze all open tax years, fiscal years 2008-2010, as defined by IRS statute of limitations, for all major jurisdictions, including Federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTES TO FINANCIAL STATEMENTS — concluded

9. RISKS

Concentration Risk

The RevenueShares Financials Sector Fund and the RevenueShares ADR Fund may be adversely affected by the performance of the securities in a particular industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

Non-Diversification Risk

Each of the RevenueShares Financials Sector, RevenueShares ADR and RevenueShares Navellier Overall A-100 Funds are non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on a Fund’s Share price. Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for Federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Financial Sector Risk

Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition and adversely affected by natural disasters. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs).

ADR Risk

The RevenueShares ADR Fund holds the securities of foreign companies in the form of ADRs, global shares or, in the case of Canadian equities, ordinary shares. Global shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S and are represented by the same share certificate in both the U.S. and the home market. Global shares may also be eligible to list on exchanges in addition to the United States and home country. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR or global shares and, therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

In addition, although the ADRs, global shares and ordinary shares in which the Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The price at which the Fund’s securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide.

Foreign Market Risk

Since global shares and the underlying securities of ADRs in the RevenueShares ADR Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares of the Fund.

SUPPLEMENTAL INFORMATION

(UNAUDITED)

Proxy Voting Policies, Procedures and Record

A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (877)738-8870. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The RevenueShares ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.revenuesharesetfs.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

Investment Adviser	Sub-Adviser

VTL Associates, LLC	Index Management Solutions, LLC
One Commerce Square	One Commerce Square
2005 Market Street, Suite 2020	2005 Market Street, Suite 2020
Philadelphia, Pennsylvania 19103	Philadelphia, Pennsylvania 19103

Distributor	Transfer Agent

Foreside Fund Services, LLC	The Bank of New York Mellon
Three Canal Plaza, Suite 100	101 Barclay Street
Portland, Maine 04101	New York, New York 10286
www.foreside.com

Independent Registered Public Accounting Firm
Custodian
Ernst & Young, LLP
The Bank of New York Mellon	Two Commerce Square
101 Barclay Street	2001 Market Street, Suite 4000
New York, New York 10286	Philadelphia, Pennsylvania 19103

Legal Counsel

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103

RevenueShares™ ETF Trust
One Commerce Square, 2005 Market Street, Suite 2020
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a)                                  Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)                                 Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry

Vincent T. Lowry, Chief Executive Officer

Date:	March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry

Vincent T. Lowry, Chief Executive Officer

Date:	March 1, 2011

By:	/s/ Charles S. Todd

Charles S. Todd, Chief Financial Officer

Date:	March 1, 2011